File Nos. 811-5270
                                                                      33-16338
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [   ]

      Pre-Effective Amendment No.                                       [   ]

      Post-Effective Amendment No. 56                                   [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [   ]

      Amendment No. 56                                                  [ X ]
                      (Check appropriate box or boxes.)

                         THE DREYFUS/LAUREL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

      c/o The Dreyfus Corporation
      200 Park Avenue, New York, New York       10166
      (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 922-6000
                                John E. Pelletier
                                    Secretary
                         The Dreyfus/Laurel Funds, Inc.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

      ____  immediately upon filing pursuant to paragraph (b)

      ____  on     (date)      pursuant to paragraph (b)

      ____  60 days after filing pursuant to paragraph (a)(1)

      ____  on     (date)      pursuant to paragraph (a)(1)

      _X__ 75 days after filing pursuant to paragraph (a)(2)(or on an earlier date as specified in a letter for Request of Acceleration dated November 3, 1997)

      ____  on     (date)      pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   DREYFUS PREMIER TAX MANAGED GROWTH FUND

                  CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A)
                  ---------------------------------------------

      The following post-effective amendment to the Registrant's Registration Statement on Form N-1A does not affect the Registration Statements of the following Series of the Registrant:

          DREYFUS BOND MARKET INDEX FUND
          DREYFUS DISCIPLINED INTERMEDIATE BOND FUND
          DREYFUS MONEY MARKET RESERVES
          DREYFUS MUNICIPAL RESERVES
          DREYFUS  U.S. TREASURY RESERVES
          DREYFUS DISCIPLINED STOCK FUND
          DREYFUS DISCIPLINED MIDCAP STOCK FUND
          DREYFUS  INTERNATIONAL  EQUITY ALLOCATION FUND
          DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
          DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
          DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
          DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND
          DREYFUS PREMIER LIMITED TERM INCOME FUND
          DREYFUS DISCIPLINED EQUITY INCOME FUND
          DREYFUS PREMIER BALANCED FUND
          DREYFUS PREMIER SMALL COMPANY STOCK FUND
          DREYFUS PREMIER LARGE COMPANY GROWTH FUND


Items in

Part A of                                             Prospectus
Form N-1A         Caption                             Caption
--------          -------                             ----------

   1              Cover Page                          Cover Page

   2              Synopsis                            Expense Summary

   3              Condensed Financial                 Not Applicable
                  Information

   4              General Description of              Investment Objective
                  Registrant                          Management Policies;
                                                      Investment Techniques;
                                                      Certain Portfolio
                                                      Securities; General
                                                      Information

   5              Management of the Fund              Management of the Fund;
                                                      General information

   5A             Management's Discussion             Management's Discussion
                  of Fund's Performance               of Fund's Performance

   6              Capital Stock and                   Alternative Purchase
                  Other Securities                    Methods; How to Buy
                                                      Shares; How to Redeem
                                                      Shares; Dividends Other
                                                      Distributions and
Taxes;
                                                      General Information

                     DREYFUS PREMIER TAX MANAGED GROWTH FUND

            ---------------------------------------------------------

Items in
Part B of                                             Statement of Additional
Form N-1A         Caption                             Information Caption
---------         -------                             -------------------


   7              Purchase of Securities              Expense Summary;
                  Being Offered                       Alternative Purchase
                                                      Methods; How to Buy
                                                      Shares; Shareholder
                                                      Services; Distribution
                                                      Plans; How to Redeem
                                                      Shares

   8              Redemption or                       How to Redeem Shares
                  Repurchase

   9              Pending Legal                       Not Applicable
                  Proceedings

   10             Cover Page                          Cover

   11             Table of Contents                   Table of Contents

   12             General Information                 Management of the Fund
                  and History

   13             Investment Objectives               Investment Objective
                  and Policies                        and Management Policies

   14             Management of the Fund              Management of the Fund;
                                                      Management Agreement

   15             Control Persons and                 Management of the Fund
                  Principal Holders of
                  Securities

   16             Investment Advisory                 Management of the Fund;
                  and Other Services                  Management Agreement;
                                                      Shareholder Services

   17             Investment Allocation               Investment Objectives
                  and Other Services                  and Management Policies;
                                                      Portfolio Transactions

   18             Capital Stock and                   Description of the Fund;
                  Other Securities                    See Prospectus -- "Cover
                                                      Page" and "How to Redeem
                                                      Fund Shares"

   19             Purchase, Redemption                Purchase of Shares;
                  and Pricing of                      Distribution and Service
                  Securities Being Offered            Plans; Redemption of
                                                      Shares; Determination
                                                      of Net Asset Value

   20             Tax Status                          Dividends, Other
                                                      Distributions and
                                                      Taxes

                     DREYFUS PREMIER TAX MANAGED GROWTH FUND
          CROSS-REFERENCE SHEET PURSUANT TO RULE 495(A) (CONTINUED)


Items in
Part B of                                             Statement of Additional
Form N-1A         Caption                             Information Caption
---------         -------                             -------------------


   21             Underwriters                        Purchase of Shares;
                                                      Distribution and Service
                                                      Plans

   22             Calculation of                      Performance Information
                  Performance Data

   23             Financial Statements                To Be Filed By Amendment

   24             Financial Statements and Exhibits               C-1

   25             Persons Controlled by or Under                  C-3
                  Common Control with Registrant

   26             Number of Holders of Securities                 C-3

   27             Indemnification                                 C-4

   28             Business and Other Connections of               C-4
                  Investment Adviser

   29             Principal Underwriters                          C-4

   30             Location of Accounts and Records                C-10

   31             Management Services                             C-10

   32             Undertakings                                    C-10

--------------------------------------------------------------------------------

Prospectus                                                   November  4,1997

                   DREYFUS PREMIER TAX MANAGED GROWTH FUND
--------------------------------------------------------------------------------


   Dreyfus Premier Tax Managed Growth Fund (the "Fund") is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc., an open-end management investment company (the "Company"), known as a mutual fund. The Fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Fund seeks to achieve its investment objective by investing principally in a portfolio of diversified common stocks of companies that offer above average potential for appreciation in market value and using certain techniques to enhance after-tax return for shareholders by minimizing the taxes they incur in connection with the Fund's investment income and realized capital gains.

   By this Prospectus, the Fund is offering four Classes of shares -- Class A, Class B, Class C and Class T -- which are described herein. See "Alternative Purchase Methods."
   The Dreyfus Corporation serves as the Fund's investment manager. The Dreyfus Corporation is referred to as "Dreyfus." Dreyfus has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the Fund's sub-investment adviser and provide day-to-day management of the Fund's investments. Dreyfus and Sarofim are referred to collectively as the "Advisers".
      Each Class of shares may be purchased or redeemed by telephone using the TELETRANSFER Privilege.
                        ------------------------------

   This Prospectus sets forth concisely information about the Fund that you should know before investing. It should be read carefully before you invest and retained for future reference.
   The Statement of Additional Information, dated November 4, 1997, which may be revised from time to time ("SAI"), provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Fund. For a free copy of the SAI, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611. When telephoning, ask for Operator 144.
                        ------------------------------
   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
   THE FEES TO WHICH THE FUND IS SUBJECT ARE SUMMARIZED IN THE "EXPENSE SUMMARY" SECTION OF THE FUND'S PROSPECTUS. THE FUND PAYS AN AFFILIATE OF MELLON BANK, N.A. ("MELLON BANK") TO BE ITS INVESTMENT MANAGER. MELLON BANK OR AN AFFILIATE MAY BE PAID FOR PERFORMING OTHER SERVICES FOR THE FUND, SUCH AS CUSTODIAN, TRANSFER AGENT OR FUND ACCOUNTANT SERVICES. THE FUND IS DISTRIBUTED BY PREMIER MUTUAL FUND SERVICES, INC. (THE "DISTRIBUTOR").
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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TABLE OF CONTENTS
-----------------


Expense Summary..............................................................  3
Alternative Purchase Methods.................................................  4
Description of the Fund......................................................  5
Management of the Fund.......................................................  8
How to Buy Shares............................................................  9
Shareholder Services......................................................... 14
How to Redeem Shares......................................................... 17
Additional Information About Purchases, Exchanges, and Redemptions........... 20
Distribution and Service Plans .............................................. 20
Dividends,  Other Distributions and Taxes.................................... 21
Performance Information...................................................... 23
General Information.......................................................... 24


                                      EXPENSE SUMMARY

                                                  CLASS A       CLASS B     CLASS C   CLASS T
                                                  -------       -------     -------   -------
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price).....     5.75%         None        None      4.50%
 Maximum Deferred Sales Charge Imposed
  on  Redemptions (as a percentage of
  the amount subject to charge)..............     None*         4.00%       1.00%     None*

ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average daily net
  assets)                                        1.10%          1.10%       1.10%     1.10%
  Management Fees ..................              .25%          1.00%       1.00%      .50%
  12b-1 Fees(1).....................              .00%           .00%        .00%      .00%
                                                 ----           ----        ----      ----
  Other Expenses(2).................             1.35%          2.10%       2.10%     1.60%
  Total Fund Operating Expenses.....

EXAMPLE
  You would pay the following
  expenses on a $1,000 investment,
  assuming (1) a 5% annual return and
  (2) except where noted, redemption
  at the end of each time period:
                                                  CLASS A       CLASS B     CLASS C   CLASS T
                                                  -------       -------     -------   -------
1 YEAR..............................              $70           $61/$21**   $31/$21**    $61

3 YEARS.............................              $98           $96/$66**   $66          $93
-------------------
*  A  contingent  deferred  sales  charge  of 1%  may  be  assessed  on  certain redemptions of Class A and Class T shares purchased  without an initial sales charge as part of an investment of $1 million or more. See "How to Buy Shares
   - Class A Shares" and "How to Buy Shares - Class T Shares."
** Assuming no redemption of shares.
(1)   See  "Distribution  and  Service  Plans" for a  description  of the Fund's
      Distribution Plans and Service Plan.
(2)   Does not include fees and expenses of the  non-interested  Directors.  The investment adviser is contractually  required to reduce its management fee in an  amount  equal to the  Fund's  allocable  portion  of such  fees and expenses,  which are  estimated  to be less than  .01% of the  Fund's  net assets. (See "Management of the Fund.")


________________________________________________________________________________
THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
________________________________________________________________________________

   The purpose of the foregoing table is to assist you in understanding the costs and expenses that investors will bear, directly or indirectly, the payment of which will reduce investors' return on an annual basis. Other expenses are based on estimated amounts for the current fiscal year. The information in the foregoing table does not reflect any fee waivers or expense reimbursement arrangements that may be in effect. Long-term investors could pay more in 12b-1 fees than the economic equivalent of paying the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD"). Certain banks, securities dealers and brokers ("Selected Dealers") or other financial institutions (including Mellon Bank and its affiliates) (collectively, "Agents") may charge their clients direct fees for effecting transactions in Fund shares; such fees are not reflected in the foregoing table. See "Management of the Fund," "How to Buy Shares," "How to Redeem Shares" and "Distribution and Service Plans."
       The Company understands that Agents may charge fees to their clients who are owners of the Fund's shares for various services provided in connection with a client's account. These fees would be in addition to any amounts received by an Agent under its Selling Agreement ("Agreement") with the Distributor. The Agreement requires each Agent to disclose to its clients any compensation payable to such Agent by the Distributor and any other compensation payable by the clients for various services provided in connection with their accounts.

                         ALTERNATIVE PURCHASE METHODS

       The Fund offers you four methods of purchasing Fund shares; you may choose the Class of shares that best suits your needs, given the amount of your purchase, the length of time you expect to hold your shares and any other relevant circumstances. Each Fund share represents an identical pro rata interest in the Fund's investment portfolio. Each Class of shares is sold primarily to clients of Agents that have entered into Agreements with the Distributor.
      Class A shares are sold at net asset value per share plus a maximum initial sales charge of 5.75% of the public offering price imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. See "How to Buy Shares - Class A Shares." These shares are subject to an annual 12b-1 fee at the rate of .25 of 1% of the value of the average daily net assets of Class A. See "Distribution and Service Plans -- Distribution Plan -- Class A Shares."
   Class B shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B shares are subject to a maximum 4% contingent deferred sales charge ("CDSC"), which is assessed only if you redeem Class B shares within the first six years of their purchase. See "How to Buy Shares -- Class B Shares" and "How to Redeem Shares -- Contingent Deferred Sales Charge -- Class B Shares." These shares also are subject to an annual distribution fee at the rate of .75 of 1%, and an annual service fee at the rate of .25 of 1%, of the value of the average daily net assets of Class B. See "Distribution and Service Plans -- Service Plan -- Class B, Class C and Class T Shares" and "Distribution and Service Plans Distribution Plan -- Class B and Class C Shares." The distribution and service fees paid by Class B will cause such Class to have a higher expense ratio and to pay lower dividends than Class A and Class T. Approximately six years after the date of purchase (or, in the case of Class B shares of the Fund acquired through exchange of Class B shares of another fund advised by Dreyfus, the date of purchase of the original Class B shares of the fund exchanged), Class B shares will automatically convert to Class A shares, based on the relative net asset values for shares of each such Class. The converted shares will no longer be subject to the service plan fee for Class B shares and will be subject to the lower distribution fee of Class A shares. (Such conversion is subject to suspension by the Board of Directors if adverse tax consequences might result.) Class B shares that have been acquired through the reinvestment of dividends and other distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and other distributions.
   Class C shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class C shares are subject to a 1% CDSC, which is assessed only if you redeem Class C shares within one year of their purchase. See "How to Redeem Shares -- Contingent Deferred Sales Charge -- Class C Shares." These shares also are subject to an annual distribution fee at the rate of .75 of 1%, and an annual service fee at the rate of .25 of 1%, of the value of the average daily net assets of Class C. See "Distribution and Service Plans -- Service Plan -- Class B, Class C and Class T Shares" and "Distribution and Service Plans - Distribution Plan -- Class B and Class C Shares." The distribution and service fees paid by Class C will cause such Class to have a higher expense ratio and to pay lower dividends than Class A and Class T.
   Class T shares are sold at net asset value per share plus a maximum initial sales charge of 4.50% of the public offering price imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. See "How to Buy Shares -- Class T Shares." These shares are subject to an annual service fee at the rate of .25 of 1%, and an annual distribution fee at the rate of .25 of 1%, of the value of the average daily net assets of Class T. See "Distribution and Service Plans-- Service Plan Class B, Class C and Class T Shares" and "Distribution and Service Plans Distribution Plan -- Class T Shares." The distribution and service fees paid by Class T will cause such Class to have a higher expense ratio and to pay lower dividends than Class A.
   The decision as to which Class of shares is most beneficial to you depends on the amount and the intended length of your investment. You should consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee and CDSC, if any, on Class B or Class C shares would be less than the accumulated distribution fee and initial sales charge on Class A shares, or the accumulated distribution fee, service fee and initial sales charge on Class T shares, purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A and Class T, respectively. You may also want to consider whether, during the anticipated life of your investment in the Fund, the accumulated distribution fee, service fee, and initial sales charge on Class T shares would be less than the accumulated distribution fee and higher initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential could be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution and service fees on Class B or Class C shares and the accumulated distribution fee, service fees and initial sales charge on Class T shares may exceed the accumulated distribution fee and initial sales charge on Class A shares during the life of the investment. Finally, you should consider the effect of the CDSC period and any conversion rights of the Classes in the context of your own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, Class C shares do not have a conversion feature and, therefore, are subject to ongoing distribution and service fees. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Generally, Class A shares will be most appropriate for investors who invest $1,000,000 or more in Fund shares, and Class A and Class T shares will not be appropriate for investors who invest less than $50,000 in Fund shares.




                           DESCRIPTION OF THE FUND

INVESTMENT OBJECTIVE

   The Fund seeks long-term capital appreciation consistent with minimizing realized capital gains and taxable current income. The objective is not fundamental. There can be no assurance that the Fund's investment objective will be achieved. The Fund is not a tax-exempt fund and may be expected to earn and distribute taxable income and to realize and distribute capital gains from time to time.

MANAGEMENT POLICIES

   The Fund invests in a diversified portfolio of common stocks of companies that Sarofim believes offer above average potential for appreciation in market value. During periods which the Fund's management judges to be of market strength, the Fund acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers and common stocks with warrants attached. The Fund will seek investment opportunities in generally larger capitalization companies (those with market capitalizations exceeding $500 million) that Sarofim believes have the potential to experience above average and predictable earnings growth. The Fund also will be alert to those foreign and domestic issuers that it considers undervalued by the stock market in terms of current earnings, assets or growth prospects. These companies will include those that management believes have new or innovative products, services or processes which can enhance prospects for growth in future earnings. The Fund may invest up to 10% of the value of its assets in securities of foreign companies that are not publicly traded in the United States. Other than in periods of anticipated market weakness, the Fund will invest at least 80% of its net assets in common stocks.
   The Fund seeks to minimize realized capital gains and taxable investment income for investors while providing long-term growth of capital. In an effort to minimize the impact of taxes on an investor's investment in the Fund, the Fund emphasizes investments in equities of high-quality companies and employs a long-term, low portfolio turnover investment approach. As part of the Fund's tax managed investment approach, the Fund invests in securities with relatively low yields. The Fund also invests in companies with meaningful share repurchase programs as a means of returning excess cash to shareholders. When selling portfolio securities, the Fund, when advisable, will select for sale those shares with the highest cost basis to the Fund in order to minimize capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since net short-term capital gains are taxed at higher rates than net long-term capital gains, the highest cost shares with a long-term holding period (at least one year or, if feasible, at least 18 months) may be selected if the realization of capital gains is sufficiently small. Similarly, the Fund, when advisable, will sell under-performing securities to realize capital losses that may be used to offset realized capital gains from the sale of securities in other transactions.

   Due to the Fund's tax managed investment approach, the Fund may be expected to provide only a nominal or relatively low level of taxable income as compared to a traditionally managed mutual fund. Accordingly, the Fund is designed for long-term investors with little or no need for investment income. Conversely, the Fund is not designed for, and may not be suitable for, investors such as qualified pension, profit-sharing and other tax-deferred retirement plans, or individual retirement accounts ("IRAs"), whose income is not subject to current Federal income taxation.


   Because of the Fund's tax managed investment approach, which is designed to minimize realized capital gains and taxable investment income, it is anticipated that the annual portfolio turnover rate for the Fund will generally not exceed 15%, and will exceed 25% only in the event of extraordinary market conditions. High rates of portfolio turnover may result in the realization of larger amounts of short-term capital gains that, when distributed to the Fund's shareholders, are taxable to them as ordinary income. In addition, a high rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses that must be borne directly by the Fund and, thus, indirectly by its shareholders. Nevertheless, securities transactions for the Fund will be based only upon investment considerations and will not be limited by other considerations when the Advisers deem it appropriate to make changes in the Fund's portfolio securities.

   The Fund may also invest in: (1) obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies and instrumentalities; (2) instruments of U.S. and foreign banks, including certificates of deposit, bankers' acceptances and time deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"); (3) commercial paper; (4) short-term corporate obligations rated at least Baa by Moody's Investors Service, Inc. ("Moody's"), or BBB by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's"), or, if unrated, of comparable quality as determined by the Advisers; (5) short-term, investment grade municipal obligations; and (6) preferred stocks and convertible securities. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated Baa to have speculative characteristics. Further, while bonds rated BBB by Standard & Poor's exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. A description of these ratings is contained in the SAI. The Fund will dispose in a prudent and orderly fashion of bonds whose ratings drop below these minimum ratings.
   Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in instruments other than common stocks. However, when Sarofim determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest a substantial portion or all of its assets in high quality money market instruments or short-term debt obligations.

INVESTMENT TECHNIQUES AND CERTAIN PORTFOLIO SECURITIES

   In connection with its investment objective and policies, the Fund may employ the following investment techniques or invest in the following instruments, among others:
   AMERICAN DEPOSITORY RECEIPTS AND NEW YORK SHARES. The Fund may invest in U.S. dollar-denominated American Depository Receipts ("ADRs") and New York Shares. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by foreign companies. New York Shares are securities of foreign companies that are issued for trading in the United States. ADRs and New York Shares are traded in the United States on national securities exchanges or in the over-the-counter market. Securities of foreign issuers may present certain additional risks. See "Foreign Securities."
   BANK   OBLIGATIONS.   The   Fund   may   purchase   bankers'   acceptances,
certificates of deposit, time deposits, and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Included among
such   obligations   are  ECDs,   Yankee   CDs,   and  ETDs.   ECDs  are  U.S.
dollar-denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank or a foreign bank. Yankee CDs are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. ECDs, ETDs and Yankee CDs are subject to somewhat different risks than are the obligations of domestic banks or issuers in the United States. See "Foreign Securities."
   BORROWING. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended ("1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the money borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.
   COMMERCIAL PAPER. The Fund may invest in commercial paper. These instruments are short-term obligations issued by banks and corporations that have maturities ranging from 2 to 270 days. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper of U.S. and foreign companies rated at the time of purchase at least A-1 by Standard & Poor's, Prime-1 by Moody's, F-1 by Fitch Investors Service LLP, or Duff 1 by Duff & Phelps, Inc.
   FOREIGN SECURITIES. The Fund may purchase securities of foreign issuers and may invest in obligations of foreign branches of domestic banks and domestic branches of foreign banks. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use of removal of funds or other assets of the Fund, including withholding of dividends. Foreign securities may be subject to foreign government taxes that would reduce the return on such securities.
   ILLIQUID SECURITIES. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.
   OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.
   U.S. GOVERNMENT SECURITIES. The Fund may invest in obligations issued or guaranteed as to both principal and interest by the U.S. Government or backed by the full faith and credit of the United States. In addition to direct obligations of the U.S. Treasury, these include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration and Maritime Administration. Investments may also be made in U.S. Government obligations that do not carry the full faith and credit guarantee, such as those issued by Fannie Mae, Freddie Mac or other instrumentalities.

   USE OF DERIVATIVES. The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance. If the Fund invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if it were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives. See "Investment Objective and Management Policies - Management Policies -- Derivatives" in the SAI.
   The Derivatives the Fund may use include options. The Fund may write (i.e., sell) covered call option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.
   LIMITING INVESTMENT RISKS. The Fund is subject to a number of investment limitations. Certain limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. The SAI describes all of the Fund's fundamental and non-fundamental restrictions. The investment objective, policies, restrictions, practices and procedures of the Fund, unless otherwise specified, may be changed without shareholder approval. If the Fund's investment objective, policies, restrictions, practices or procedures change, shareholders should consider whether the Fund remains an appropriate investment in light of the shareholder's then-current position and needs.

                            MANAGEMENT OF THE FUND

   ADVISERS -- Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Bank, which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1997, Dreyfus managed or administered approximately $93 billion in assets for approximately 1.7 million investor accounts nationwide.


   Dreyfus supervises and assists in the overall management of the Fund's affairs under an Investment Management Agreement with the Fund, subject to the authority of the Company's Board in accordance with Maryland law.

   Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including Dreyfus, Mellon managed more than $286 billion in assets as of June 30, 1997, including approximately $94 billion in proprietary mutual fund assets. As of June 30, 1997, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $1.306 trillion in assets, including approximately $63 billion in mutual fund assets.
   Dreyfus has engaged Sarofim, located at Two Houston Center, Suite 2907, Houston, Texas 77010, to serve as the Fund's sub-investment adviser. Sarofim, a registered investment adviser, was formed in 1958. As of [March 31], 1997, Sarofim managed approximately [$33.4] billion in assets for [three] other registered investment companies and provided investment advisory services to discretionary accounts having aggregate assets of approximately $[5] billion.
   Sarofim, subject to the supervision and approval of Dreyfus, provides investment advisory assistance and the day-to-day management of the Fund's investments, as well as investment research and statistical information, under a Sub-Investment Advisory Agreement with Dreyfus, subject to the overall authority of the Company's Board in accordance with Maryland law.

   The Fund's primary portfolio manager is Fayez Sarofim. Mr. Sarofim founded Fayez Sarofim & Co. in 1958. The Fund's other portfolio managers are identified in the SAI. Dreyfus and Sarofim also provide research services for the Fund and for other funds advised by Dreyfus or Sarofim, respectively, through a professional staff of portfolio managers and securities analysts.
   Under the Investment Management Agreement, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 1.10 of 1% of the value of the Fund's average daily net assets. Dreyfus pays all of the Fund's expenses, except brokerage fees, taxes, interest, fees and expenses of non-interested Directors (including counsel fees), Rule 12b-1 fees (if applicable) and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the non-interested Directors (including counsel fees), Dreyfus is contractually required to reduce its investment management fee by an amount equal to the Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the investment management fees payable by the Fund, which would have the effect of lowering the expense ratio of the Fund and increasing return to investors.
   Under the Sub-Investment Advisory Agreement, Dreyfus has agreed to pay Sarofim, out of the fee received by Dreyfus from the Fund, an annual fee of .30 of 1% of the value of the Fund's average daily net assets, payable monthly.
   In addition, each Class of shares is subject to certain Rule 12b-1 distribution and shareholder servicing fees. See "Distribution and Service Plans."

   Dreyfus may pay the Distributor for shareholder services from Dreyfus' own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay Agents in respect of these services.

   In  allocating  brokerage  transactions,  Dreyfus  seeks to  obtain  the best execution of orders at the most favorable net price. Subject to this determination, Dreyfus may consider, among other things, the receipt of research services and/or the sale of shares of the Fund or other funds managed, advised or administered by Dreyfus or Sarofim as factors in the selection of broker-dealers to execute portfolio transactions for the Fund.
See "Portfolio Transactions" in the SAI.
   Dreyfus is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions, including, in the case of agency transactions, financial institutions that are affiliated with Dreyfus, Sarofim or Mellon Bank or that have sold shares of the Fund, if Dreyfus believes that the quality of the transaction and the commissions are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, polices and restrictions, the Fund may invest in securities of companies with which Mellon Bank has a lending relationship.
   DISTRIBUTOR -- The Fund's distributor is Premier Mutual Fund Services, Inc., located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.
   TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). Mellon Bank, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, serves as the Fund's custodian.

                              HOW TO BUY SHARES

   GENERAL - Class A, Class B, Class C and Class T shares may be purchased only by clients of Agents, except that full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Agent.
   When purchasing Fund shares, you must specify which Class is being purchased. Share certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.
   Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Agents may impose certain conditions on their clients which are different from those described in this Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees which would be in addition to any amounts which might be received under the Distribution and Service Plans. Each Agent has agreed to transmit to its clients a schedule of such fees.
You should consult your Agent in this regard.

   The minimum initial investment is $1,000. Subsequent investments must be at least $100. The minimum initial investment for Dreyfus-sponsored self-employed individual retirement plans ("Keogh Plans"), IRAs, simplified employee pension plans ("SEP-IRAs") and custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code") ("403(b)(7) Plans") with only one participant is $750, with no minimum for subsequent purchases. Individuals who open an IRA also may open a non-working spousal IRA with a minimum initial investment of $250. HOWEVER, THE FUND IS NOT DESIGNED FOR, AND MAY NOT BE SUITABLE FOR, INVESTORS SUCH AS IRAS AND RETIREMENT PLANS, WHOSE INCOME IS NOT SUBJECT TO CURRENT FEDERAL INCOME TAXATION. The initial investment must be accompanied by the Fund's Account Application. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

   You may purchase Fund shares by check or wire, or through the TELETRANSFER Privilege described below. Checks should be made payable to "The Dreyfus Family of Funds," or if for Dreyfus retirement plan accounts, to "The Dreyfus Trust Company, Custodian." Payments which are mailed should be sent to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. If you are opening a new account, please enclose your Account Application indicating which Class of shares is being purchased. For subsequent investments, your Fund account number should appear on the check and an investment slip should be enclosed. For Dreyfus retirement plan accounts, payments which are mailed should be sent to The Dreyfus Trust Company, Custodian, P.O. Box 6427, Providence, Rhode Island 02940-6427. Neither initial nor subsequent investments should be made by third party check.


   Wire payments may be made if your bank account is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to Boston Safe Deposit and Trust Company, together with the Fund's DDA #044350/Dreyfus Premier Tax Managed Growth Fund and applicable Class, for purchase of Fund shares in your name. The wire must include your Fund account number (for new accounts, your Taxpayer Identification Number ("TIN") should be included instead), account registration and dealer number, if applicable, and must indicate the Class of shares being purchased. If your initial purchase of Fund shares is by wire, please call 1-800-554-4611 after completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Account Application and promptly mail the Account Application to the Fund, as no redemptions will be permitted until the Account Application is received. You may obtain further information about remitting funds in this manner from your bank. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if any check used for investment in your account does not clear. The Fund makes available to certain large institutions the ability to issue purchase instructions through compatible computer facilities.


   Fund shares also may be purchased through Dreyfus-AUTOMATIC Asset Builder(R) and the Government Direct Deposit Privilege described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.


   Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House ("ACH") member. You must direct the institution to transmit immediately available funds through the ACH to Boston Safe Deposit and Trust Company with instructions to credit your Fund account. The instructions must specify your Fund account registration and your Fund account number PRECEDED BY THE DIGITS "4500" for Class A shares, "4510" for Class B shares, "4520" for Class C shares, and "4530" for Class T shares.

   The Distributor may pay dealers a fee of up to 0.5% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

   Federal regulations require that you provide a certified TIN upon opening or reopening an account. See "Dividends, Other Distributions and Taxes" and the Fund's Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service (the "IRS").
   NET ASSET VALUE PER SHARE ("NAV") -- An investment portfolio's NAV refers to the worth of one share. The NAV for shares of each Class of the Fund is computed by adding, with respect to such Class of shares, the value of the Fund's investments, cash, and other assets attributable to that Class, deducting liabilities of the Class and dividing the result by the number of shares of that Class outstanding. Shares of each Class of the Fund are offered on a continuous basis. The valuation of assets for determining NAV for the Fund may be summarized as follows:
   The portfolio securities of the Fund, except as otherwise noted, listed or traded on a stock exchange, are valued at the latest sale price. If no sale is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices but will be valued at the last sale price if required by regulations of the SEC. When market quotations are not readily available, securities and other assets are valued at a fair value as determined in good faith in accordance with procedures established by the Board of Directors.
   Bonds are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.
   NAV is determined on each day that the New York Stock Exchange ("NYSE") is open (a "business day"), as of the close of business of the regular session of the NYSE (usually 4 p.m. New York time). For purposes of determining NAV, options and futures contracts will be valued 15 minutes after the close of trading on the floor of the NYSE. Orders received by the Transfer Agent or other agent in proper form before such close of business are effective on, and will receive the public offering price determined on, that day (except investments made by electronic funds transfer, which are effective two business days after your call). Except in the case of certain orders transmitted by dealers as described in the following paragraph, orders received after such close of business are effective on, and receive the public offering price determined on, the next business day.
   Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the NYSE on a business day and transmitted to the Distributor or its designee by the close of its business day (normally 5:15 p.m., New York time) will be based on the public offering price per share determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealers' responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into Agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.
   CLASS A SHARES -- The public offering price for Class A shares is the NAV of that Class plus a sales load as shown below:

                                        TOTAL SALES LOAD
                                 -------------------------------
                                                                     DEALERS'
                                    AS A % OF       AS A % OF      REALLOWANCE
                                 OFFERING PRICE  NET ASSET VALUE    AS A % OF
AMOUNT OF TRANSACTION               PER SHARE       PER SHARE     OFFERING PRICE
----------------------           --------------  ---------------  --------------
Less than $50,000.................    5.75            6.10             5.00
$50,000 to less than $100,000.....    4.50            4.70             3.75
$100,000 to less than $250,000....    3.50            3.60             2.75
$250,000 to less than $500,000....    2.50            2.60             2.25
$500,000 to less than $1,000,000..    2.00            2.00             1.75
$1,000,000 or more................     -0-             -0-             -0-

   There is no initial sale charge on purchases of $1,000,000 or more of Class A shares. However, if you purchase Class A shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class A shares purchased by their clients that are subject to a CDSC. The terms contained in the section of the Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares" (other than the amount of the CDSC and time periods) and "How to Redeem Shares--Waiver of CDSC" are applicable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.
   Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to sales of Fund shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children at NAV, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at NAV. In addition, Class A shares are offered at NAV to full-time or part-time employees of Dreyfus or any of its affiliates or subsidiaries, directors of Dreyfus, Board members of a fund advised by Dreyfus, including members of the Company's Board, or the spouse or minor child of any of the foregoing.
   Class A shares are offered at NAV without a sales load to employees participating in Eligible Benefit Plans. Class A shares also may be purchased (including by exchange) at NAV without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan
(a) met the requirements of an Eligible Benefit Plan and all or a portion of such plan's assets were invested in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans, or (b) invested all of its assets in certain funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain other products made available by the Distributor to such plans.
   Class A shares may be purchased at NAV through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.
   Class A shares also may be purchased at NAV, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Dreyfus or its affiliates. The purchase of Class A shares of the Fund must be made within 60 days of such redemption and the shareholder must have either (i) paid an initial sales charge or a CDSC or
(ii) been obligated to pay at any time during the holding period, but did not actually pay on redemption, a deferred sales charge with respect to such redeemed shares.
   Class A shares also may be purchased at NAV, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States,
(ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in that Section).
   CLASS B SHARES -- The public offering price for Class B shares is the NAV of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described under "How to Redeem Shares." The Distributor compensates certain Agents for selling Class B and Class C shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and the distribution fee, in part, are used to defray these expenses.
   CLASS C SHARES -- The public offering price for Class C shares is the NAV of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "Class B Shares" above and "How to Redeem Shares."
   CLASS T SHARES -- The public offering price for Class T shares is the NAV of that class plus a sales load as shown below:

                                        TOTAL SALES LOAD
                                 ----------------------------------------------
                                                                     DEALERS'
                                    AS A % OF       AS A % OF      REALLOWANCE
                                 OFFERING PRICE  NET ASSET VALUE    AS A % OF
AMOUNT OF TRANSACTION               PER SHARE       PER SHARE     OFFERING PRICE
----------------------           --------------  ---------------  --------------
Less than $50,000..................   4.50            4.70             4.00
$50,000 to less than $100,000......   4.00            4.20             3.50
$100,000 to less than $250,000.....   3.00            3.10             2.50
$250,000 to less than $500,000.....   2.00            2.00             1.75
$500,000 to less than $1,000,000...   1.50            1.50             1.25
$1,000,000 or more.................    -0-             -0-             -0-


   There is no initial sale charge on purchases of $1,000,000 or more of Class T shares. However, if you purchase Class T shares without an initial sales charge as part of an investment of at least $1,000,000 and redeem all or a portion of those shares within one year of purchase, a CDSC of 1.00% will be assessed at the time of redemption. The Distributor may pay Agents an amount up to 1% of the NAV of Class T shares purchased by their clients that are subject to a CDSC. The terms contained in the section of the Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares" (other than the amount of the CDSC and time periods) and "How to Redeem Shares--Waiver of CDSC" are applicable to the Class T shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class T shares. BECAUSE THE EXPENSES ASSOCIATED WITH CLASS A SHARES WILL BE LOWER THAN THOSE ASSOCIATED WITH CLASS T SHARES, PURCHASERS INVESTING $1,000,000 OR MORE IN THE FUND WILL GENERALLY FIND IT BENEFICIAL TO PURCHASE CLASS A SHARES RATHER THAN CLASS T SHARES.
   DEALER REALLOWANCES -- The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional inventives to dealers that sell shares of funds advised by Dreyfus which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares. Dealers receive a larger percentage of the sales load from the Distributor than they receive for selling most other funds.
   RIGHT OF ACCUMULATION - CLASS A AND CLASS T SHARES -- Reduced sales loads apply to any purchase of Class A and Class T shares, shares of other funds in the Dreyfus Premier Family of Funds, shares of certain other funds advised by Dreyfus which are sold with a sales load and shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), by you and any related "purchaser" as defined in the SAI, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you have previously purchased and still hold Class A and Class T shares of the Fund, or shares of any other Eligible Fund or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of the Fund, respectively, or shares of an Eligible Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares, or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.
   To qualify for reduced sales loads, at the time of purchase you or your Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.
   TELETRANSFER PRIVILEGE -- You may purchase Fund shares (minimum $500 and maximum $150,000 per day) by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution that is an ACH member may be so designated. The Fund may modify or terminate this Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.
   If you have selected the TELETRANSFER Privilege, you may request a TELETRANSFER purchase of shares by calling 1-800-554-4611 or, if you are calling from overseas, call 516-794-5452.

                             SHAREHOLDER SERVICES

   The services and privileges described under this heading may not be available to clients of certain Agents and some Agents may impose certain conditions on their clients which are different from those described in this Prospectus. You should consult your Agent in this regard.

   The exchange privileges offered by the Fund are not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and the Fund's tax managed investment approach, and may have an adverse effect on the Fund's shareholders. Accordingly, the Fund reserves the right to revise or terminate any exchange privilege, limit the amount or the number of exchanges, or reject any exchange or group of exchanges. See "Additional Information About Purchases, Exchanges and Redemptions."

FUND EXCHANGES

   Clients of certain Agents may purchase, in exchange for shares of a Class, shares of the same Class (or Class A in the case of Class T) of certain other funds managed by Dreyfus, to the extent such shares are offered for sale in your state of residence. These funds have different investment objectives which may be of interest to you. You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by Dreyfus. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Auto-Exchange Privilege, Dividend Sweep and the Automatic Withdrawal Plan. To use this service, you should consult your Agent or call 1-800-554-4611 to determine if it is available and whether any conditions are imposed on its use.
   To request an exchange, you or your Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing or by telephone. Before any exchange, you must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling 1-800-554-4611. Except in the case of personal retirement plans, the shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this Privilege. The Telephone Exchange Privilege may be established for an existing account by written request signed by all shareholders on the account, by a separate signed Shareholder Services Form, available by calling 1-800-554-4611, or by oral request from any of the authorized signatories on the account, by calling 1-800-554-4611. If you previously have established the Telephone Exchange Privilege, you may telephone exchange instructions (including over The Dreyfus Touch(R) Automated Telephone System) by calling 1-800-554-4611. If you are calling from overseas, call 516-794-5452. See "How to Redeem Shares Procedures." Upon an exchange into a new account, the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, TELETRANSFER Privilege and the dividend and distributions payment option (except for Dividend Sweep) selected by the investor.
   Shares will be exchanged at the next determined NAV; however, a sales load may be charged with respect to exchanges of Class A or Class T shares into funds sold with a sales load. No CDSC will be imposed on Class B or Class C shares at the time of an exchange; however, Class B or Class C shares acquired through an exchange will be subject on redemption to the higher CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired Class B or Class C shares will be calculated from the date of the initial purchase of the Class B or Class C shares exchanged. If you are exchanging Class A or Class T shares into a fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange your Agent must notify the Distributor. Any such qualification is subject to confirmation of your holdings through a check of appropriate records. See "Shareholder Services" in the SAI. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal fee in accordance with the rules promulgated by the SEC. The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to shareholders.
   THE EXCHANGE OF SHARES OF ONE FUND FOR SHARES OF ANOTHER FUND IS TREATED FOR FEDERAL INCOME TAX PURPOSES AS A SALE OF THE SHARES EXCHANGED. THEREFORE, AN EXCHANGING SHAREHOLDER MAY REALIZE, OR AN EXCHANGE ON BEHALF OF A RETIREMENT PLAN WHICH IS NOT TAX EXEMPT MAY RESULT IN, A TAXABLE GAIN OR LOSS.

AUTO-EXCHANGE PRIVILEGE

   Auto-Exchange Privilege enables you to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of the Fund, in shares of the same Class (or Class A in the case of Class T) of other funds in the Dreyfus Premier Family of Funds or certain other funds in the Dreyfus Family of Funds of which you are a shareholder. The amount you designate, which can be expressed either in terms of a specific dollar or share amount ($100 minimum), will be exchanged automatically on the first and/or fifteenth day of the month according to the schedule you have selected. Shares will be exchanged at the then-current NAV; however, a sales load may be charged with respect to exchanges of Class A or Class T shares into funds sold with a sales load. No CDSC will be imposed on Class B or Class C shares at the time of an exchange; however, Class B or Class C shares acquired through an exchange will be subject on redemption to the higher CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired Class B or Class C shares will be calculated from the date of the initial purchase of the Class B or Class C shares exchanged. See "Shareholder Services" in the SAI. The right to exercise this Privilege may be modified or canceled by the Fund or the Transfer Agent. You may modify or cancel your exercise of this Privilege at any time by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. The Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. THE EXCHANGE OF SHARES OF ONE FUND FOR SHARES OF ANOTHER FUND IS TREATED FOR FEDERAL INCOME TAX PURPOSES AS A SALE OF THE SHARES EXCHANGED. THEREFORE, AN EXCHANGING SHAREHOLDER MAY REALIZE, OR AN EXCHANGE ON BEHALF OF A RETIREMENT PLAN WHICH IS NOT TAX EXEMPT MAY RESULT IN, A TAXABLE GAIN OR LOSS. For more information concerning this Privilege and the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds eligible to participate in this Privilege, or to obtain an Auto-Exchange Authorization Form, please call toll free 1-800-554-4611.

DREYFUS-AUTOMATIC ASSET BUILDER(R)

   Dreyfus-AUTOMATIC Asset Builder permits you to purchase Fund shares (minimum of $50 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. At your option, the bank account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. To establish a Dreyfus-AUTOMATIC Asset Builder account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form by calling 1-800-554-4611. You may cancel your participation in this Privilege or change the amount of purchase at any time by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587, and the notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee. No such fee currently is contemplated.

DIVIDEND OPTIONS

   Dividend Sweep enables you to invest automatically dividends or dividends and capital gain distributions, if any, paid by the Fund in shares of the same Class (or Class A in the case of Class T) of another fund in the Dreyfus Premier Family of Funds or certain other funds in the Dreyfus Family of Funds of which you are a shareholder. Shares of the other fund will be purchased at the then-current NAV; however, a sales load may be charged with respect to investments in shares of a fund sold with a sales load. If you are investing in a fund that charges a CDSC, the shares purchased will be subject on redemption to the CDSC, if any, applicable to the purchased shares. See "Shareholder Services" in the SAI. Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated.
Banks may charge a fee for this service.

   For more information concerning these privileges, or to request a Dividend Options Form, please call toll free 1-800-554-4611. You may cancel these privileges by mailing written notification to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. To select a new fund after cancellation, you must submit a new Dividend Options Form. Enrollment in or cancellation of these privileges is effective three business days following receipt. These privileges are available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply for Dividend Sweep. The Fund may modify or terminate these privileges at any time or charge a service fee. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans are not eligible for Dividend Sweep.

GOVERNMENT DIRECT DEPOSIT PRIVILEGE

   Government  Direct  Deposit  Privilege  enables you to  purchase  Fund shares
(minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the Federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in Government Direct Deposit, you must file with the Transfer Agent a completed Direct Deposit Sign-Up Form for each type of payment that you desire to include in this Privilege. The appropriate form may be obtained from your Agent or by calling 1-800-554-4611. Death or legal incapacity will terminate your participation in this Privilege. You may elect at any time to terminate your participation by notifying in writing the appropriate Federal agency. Further, the Fund may terminate your participation upon 30 days' notice to you.

AUTOMATIC WITHDRAWAL PLAN

   The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. An application for the Automatic Withdrawal Plan can be obtained by calling 1-800-554-4611.
   Particular retirement plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan. An application for the Automatic Withdrawal Plan can be obtained by calling 1-800-554-4611. The Automatic Withdrawal Plan may be ended at any time by the shareholder, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.
   No CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed on an annual basis 12% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 12% of the initial account value. Class C shares, and Class A or Class T shares to which a CDSC applies, that are withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares and Class T shares where the sales load is imposed concurrently with withdrawals of Class A shares and Class T shares generally are undesirable.

LETTER OF INTENT -- CLASS A AND CLASS T SHARES

   By signing a Letter of Intent form, available by calling 1-800-554-4611, you become eligible for the reduced sales load applicable to the total number of Eligible Fund shares purchased in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Eligible Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent. However, the reduced sales load will be applied only to new purchases.
   The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. The escrow will be released when you fulfill the terms of the Letter of Intent by purchasing the specified amount. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares, as applicable, held in escrow to realize the difference. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current NAV plus the applicable sales load in effect at the time such Letter of Intent was executed.

                             HOW TO REDEEM SHARES

   GENERAL -- You may request redemption of your shares at any time. Redemption requests should be transmitted to the Transfer Agent as described below. When a request is received in proper form, the Fund will redeem the shares at the next determined NAV as described below. If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Agent.
   The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed. Agents may charge their clients a fee for effecting redemptions of Fund shares. Any certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the Fund's then-current NAV.
   The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. HOWEVER, IF YOU HAVE PURCHASED FUND SHARES BY CHECK, BY THE TELETRANSFER PRIVILEGE OR THROUGH DREYFUS-AUTOMATIC ASSET BUILDER(R) AND SUBSEQUENTLY SUBMIT A WRITTEN REDEMPTION REQUEST TO THE TRANSFER AGENT, THE REDEMPTION PROCEEDS WILL BE TRANSMITTED TO YOU PROMPTLY UPON BANK CLEARANCE OF YOUR PURCHASE CHECK, TELETRANSFER PURCHASE OR DREYFUS-AUTOMATIC ASSET BUILDER ORDER, WHICH MAY TAKE UP TO EIGHT BUSINESS DAYS OR MORE. IN ADDITION, THE FUND WILL REJECT REQUESTS TO REDEEM SHARES PURSUANT TO THE TELETRANSFER PRIVILEGE FOR A PERIOD OF EIGHT BUSINESS DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE PURCHASE CHECK, THE TELETRANSFER PURCHASE OR THE DREYFUS-AUTOMATIC ASSET BUILDER ORDER AGAINST WHICH SUCH REDEMPTION IS REQUESTED. THESE PROCEDURES WILL NOT APPLY IF YOUR SHARES WERE PURCHASED BY WIRE PAYMENT, OR IF YOU OTHERWISE HAVE A SUFFICIENT COLLECTED BALANCE IN YOUR ACCOUNT TO COVER THE REDEMPTION REQUEST. PRIOR TO THE TIME ANY REDEMPTION IS EFFECTIVE, DIVIDENDS ON SUCH SHARES WILL ACCRUE AND BE PAYABLE, AND YOU WILL BE ENTITLED TO EXERCISE ALL OTHER RIGHTS OF BENEFICIAL OWNERSHIP. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.
   The Fund reserves the right to redeem your account at its option upon not less than 30 days' written notice if your account's net asset value is $500 or less and remains so during the notice period.
   CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current NAV of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the NAV of the Class B shares redeemed does not exceed (i) the current NAV of Class B shares acquired through reinvestment of dividends or other distributions, plus (ii) increases in the NAV of Class B shares above the dollar amount of all your payments for the purchase of Class B shares of the Fund held by you at the time of redemption.
   If the aggregate value of the Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current NAV rather than the purchase price.
   In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

   The following table sets forth the rates of the CDSC for Class B shares:

Year Since                                               CDSC as a % of Amount
Purchase Payment                                         Invested or Redemption
Was Made                                                       Proceeds
----------------                                         ----------------------

First..............................................           4.00
Second.............................................           4.00
Third..............................................           3.00
Fourth.............................................           3.00
Fifth..............................................           2.00
Sixth..............................................           1.00

   In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; then of amounts representing the cost of shares purchased six years prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.
   For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the NAV has appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.
   For purposes of determining the applicable CDSC payable with respect to redemption of Class B shares of the Fund where such shares were acquired through exchange of Class B shares of another fund advised by Dreyfus, the year since purchase payment was made is based on the date of purchase of the original Class B shares of the fund exchanged.
   CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge -- Class B Shares" above.
   WAIVER OF CDSC. The CDSC will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh Plan or 403(b)(7) Plan, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described under "Shareholder Services--Automatic Withdrawal Plan" above. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure in the Prospectus will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Prospectus at the time of the purchase of such shares.
   To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.
   PROCEDURES -- You may redeem Fund shares by using the regular redemption procedure through the Transfer Agent, or, if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent, through the TELETRANSFER Privilege. If you are a client of a Selected Dealer, you may redeem shares through the Selected Dealer. Other redemption procedures may be in effect for clients of certain Agents and institutions. The Fund makes available to certain large institutions the ability to issue redemption instructions through compatible computer facilities. The Fund reserves the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the amount involved or the number of such requests. The Fund may modify or terminate any redemption privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated. Shares held under Keogh Plans, IRAs or other retirement plans, and shares for which certificates have been issued, are not eligible for the TELETRANSFER Privilege.
   You may redeem Fund shares by telephone if you have checked the appropriate box on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. If you select the TELETRANSFER redemption privilege or telephone exchange privilege, which is granted automatically unless you refuse it, you authorize the Transfer Agent to act on telephone instructions (including over The Dreyfus Touch(R) AutomateD Telephone System) from any person representing himself or herself to be you, or a representative of your Agent, and reasonably believed by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
   During times of drastic economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's NAV may fluctuate.
   REGULAR REDEMPTION -- Under the regular redemption procedure, you may redeem shares by written request mailed to Dreyfus Premier Tax Managed Growth Fund, P.O. Box 6587, Providence, Rhode Island 02940-6587. Redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. If you have any questions with respect to signature-guarantees, please contact your Agent or call the telephone number listed on the cover of this Prospectus.
   Redemption proceeds of at least $1,000 will be wired to any member bank of the Federal Reserve System in accordance with a written signature-guaranteed request.
   TELETRANSFER PRIVILEGE - You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be so designated. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two days after receipt of the redemption request or, at your request, paid by check (maximum $150,000 per day) and mailed to your address. Holders of jointly registered Fund or bank accounts may redeem through the TELETRANSFER Privilege for transfer to their bank account only up to $250,000 within any 30-day period.
   If you have selected the TELETRANSFER Privilege, you may request a TELETRANSFER redemption of shares by calling 1-800-554-4611 or, if calling from overseas, 516-794-5452.

   REDEMPTION THROUGH A SELECTED DEALER -- If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the NYSE (currently 4:00 p.m., New York time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.
   In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by the dealer by the close of trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (normally 5:15 p.m., New York time) are effected at the price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined NAV. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.
   REINVESTMENT PRIVILEGE -- Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing NAV without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges ("Reinvestment Privilege"). Upon reinvestment, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, the shareholder's account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

         ADDITIONAL INFORMATION ABOUT PURCHASES, EXCHANGES AND REDEMPTIONS

   The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Fund's management determines that an investor is following a market-timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of the Fund during any calendar year or who makes exchanges that appear to coincide with a market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Fund may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund (E.G., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to non-IRA retirement plan accounts.


   During time of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components - redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

                        DISTRIBUTION AND SERVICE PLANS

   Class A shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"). Class B, Class C and Class T shares are subject to a Service Plan and a Distribution Plan, each adopted pursuant to Rule 12b-1. An Agent entitled to receive compensation for selling and servicing the Fund's shares may receive different compensation with respect to one Class of shares over another. Potential investors should read this Prospectus in light of the terms governing Agreements with their Agents. The fees payable under the Distribution and Service Plans are payable without regard to actual expenses incurred. The Fund and the Distributor may suspend or reduce payments under the Distribution and Service Plans, as applicable, at any time, and payments are subject to the continuation of the Fund's Plans and the Agreements described above. From time to time, the Agents, the Distributor and the Fund may voluntarily agree to reduce the maximum fees payable under any of the Plans. See the SAI for more details on the Distribution and Service Plans.
   DISTRIBUTION PLAN -- CLASS A SHARES -- The Class A shares of the Fund bear some of the cost of selling those shares under a Distribution Plan (the "Class A Plan"). The Class A Plan allows the Fund to spend annually up to 0.25% of its average daily net assets attributable to Class A shares to compensate Dreyfus Service Corporation, an affiliate of Dreyfus, for shareholder servicing activities and the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares of the Fund. The Class A Plan allows the Distributor to make payments from the Rule 12b-1 fees it collects from the Fund to compensate Agents that have entered into Agreements with the Distributor. Under the Agreements, the Agents are obligated to provide distribution related services with regard to the Fund and/or shareholder services to the Agent's clients that own Class A shares of the Fund.
   SERVICE PLAN -- CLASS B, CLASS C AND CLASS T SHARES -- Under a Service Plan adopted pursuant to Rule 12b-1, the Fund pays Dreyfus Service Corporation or the Distributor for the provision of certain services to the holders of Class B, Class C and Class T shares a fee at the annual rate of .25 of 1% of the value of the average daily net assets of Class B, Class C and Class T, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and shareholder account maintenance. With regard to such services, each Agent is required to disclose to its clients any compensation payable to it by the Fund and any other compensation payable by its clients in connection with the investment of their assets in Class B, Class C and Class T shares. The Distributor may pay one or more Agents in respect of services for these Classes of shares. The Distributor determines the amounts, if any, to be paid to Agents under the Service Plan and the basis on which such payments are made.
   DISTRIBUTION PLAN - CLASS B AND CLASS C SHARES -- Under a Distribution Plan adopted pursuant to Rule 12b-1, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an aggregate annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C, respectively.
   DISTRIBUTION PLAN - CLASS T SHARES -- Under a Distribution Plan adopted pursuant to Rule 12b-1, the Fund pays the Distributor for distributing the Fund's Class T shares at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class T. The Distributor may pay one or more Agents in respect of advertising, marketing and other distribution services for Class T shares, and determines the amounts, if any, to be paid to Agents and the basis on which such payments are made.

                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

   The Fund seeks to minimize realized capital gains and taxable investment income and manages its portfolio transactions accordingly. See "Description of the Fund - Management Policies."

   The Fund annually declares and pays dividends from its net investment income, if any, and distributions of its net realized capital gains, if any, but it may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. The Fund will not make distributions from net realized capital gains unless all capital loss carryovers, if any, have been utilized or have expired. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends and other distributions paid by each Class are calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a particular Class are borne exclusively by that Class. Class B and Class C shares will receive lower per share dividends than Class T shares, which will in turn receive lower per share dividends than Class A shares, because of the higher expenses borne by the relevant Classes. See "Expense Summary."

   Investors other than qualified retirement plans may choose whether to receive dividends and other distributions in cash, to receive dividends in cash and reinvest other distributions in additional Fund shares at NAV, or to reinvest both dividends and other distributions in additional Fund shares at NAV; dividends and other distributions paid to qualified retirement plans are reinvested automatically in additional Fund shares at NAV.
   It is expected that the Fund will qualify for treatment as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification will relieve the Fund of any liability for Federal income tax to the extent its earnings and realized gains are distributed in accordance with applicable provisions of the Code.
   Dividends derived from net investment income, together with distributions from net realized short-term capital gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds (collectively, "dividend distributions"), paid by the Fund will be taxable to U.S. shareholders, including certain non-qualified retirement plans, as ordinary income to the extent of the Fund's earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to such shareholders as long-term capital gains regardless of how long the shareholders have held their Fund shares and whether such distributions are received in cash or reinvested in additional Fund shares. Dividends and other distributions also may be subject to state and local taxes.

   Dividend distributions paid by the Fund to a non-resident foreign investor generally are subject to U.S. withholding tax at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net capital gain paid by the Fund to a non-resident foreign investor, as well as the proceeds of any redemptions by such an investor, regardless of the extent to which gain or loss may be realized, generally are not subject to U.S. withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his or her non-U.S. residency status.


      Notice as to the tax status of your dividends and other distributions will be mailed to you annually. You also will receive periodic summaries of your account that will include information as to dividends and distributions from net capital gain, if any, paid during the year. The annual tax notice and periodic account summaries you receive designate the portions of capital gain distributions that are subject to (1) the 20% maximum rate of tax (10% for investors in the 15% marginal tax bracket) enacted by the Taxpayer Relief Act of 1997 ("Tax Act"), which applies to non-corporate taxpayers' net capital gain on securities and other capital assets held for more than 18 months, and (2) the 28% maximum tax rate, applicable to such gain on capital assets held for more than one year and up to 18 months (which, prior to enactment of the Tax Act, applied to all such gain on capital assets held for more than one year).

   The Code provides for the "carryover" of some or all of the sales load imposed on Class A and Class T shares if (1) a shareholder redeems those shares or exchanges those shares for shares of another fund advised or administered by Dreyfus within 90 days of purchase and (2) in the case of a redemption, acquires other Fund Class A or Class T shares through exercise of the Reinvestment Privilege or, in the case of an exchange, such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In these cases, the amount of the sales load charged on the purchase of the original Class A or Class T shares, up to the amount of the reduction of the sales load pursuant to the Reinvestment Privilege or on the exchange, as the case may be, is not included in the basis of such shares for purposes of computing gain or loss on the redemption or the exchange and instead is added to the basis of the shares acquired pursuant to the Reinvestment Privilege or the exchange.
   Dividends and other distributions paid by the Fund to qualified retirement plans ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plans. The Fund will not report to the IRS distributions paid to such plans. Generally, distributions from qualified retirement plans, except those representing returns of non-deductible contributions thereto, will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2, generally will be subject to an additional tax equal to 10% of the taxable portion of the distribution. If the distribution from such a retirement plan (other than certain governmental or church plans) for any taxable year following the year in which the participant reaches age 70 1/2 is less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed by the IRS. The administrator, trustee or custodian of such a retirement plan will be responsible for reporting distributions from such plans to the IRS. Moreover, certain contributions to a qualified retirement plan in excess of the amounts permitted by law may be subject to an excise tax. If a distributee of an "eligible rollover distribution" from a qualified retirement plan does not elect to have the eligible rollover distribution paid directly from the plan to an eligible retirement plan in a "direct rollover," the eligible rollover distribution is subject to a 20% income tax withholding.
   The Fund must withhold and remit to the U.S. Treasury ("backup withholding") 31% of dividends, capital gain distributions and redemption proceeds, regardless of the extent to which gain or loss may be realized, paid to an individual or certain other non-corporate shareholders if such shareholder fails to certify that the TIN furnished to the Fund is correct. Backup withholding at that rate also is required from dividends and capital gain distributions payable to such a shareholder if (1) that shareholder fails to certify that he or she has not received notice from the IRS of being subject to backup withholding as a result of a failure properly to report taxable dividend or interest income on a Federal income tax return or (2) the IRS notifies the Fund to institute backup withholding because the IRS determines that the shareholder's TIN is incorrect or that the shareholder has failed properly to report such income.
   A TIN is either the Social Security number, IRS individual taxpayer identification number, or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner's Federal income tax return.
   The Fund is subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.
   You should consult your tax adviser regarding specific questions as to Federal, state or local taxes.

                           PERFORMANCE INFORMATION

   Because the Fund began operations in November, 1997, there is no past performance information available for the Fund.

   For purposes of advertising, performance for each Class may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of shares and assume that any income dividends and/or capital gains distributions made by the Fund during the measuring period were reinvested in shares of the same Class. These figures also take into account any applicable distribution and servicing fees. As a result, at any given time, the performance of Class B and Class C should be expected to be lower than that of Class T, which, in turn should be lower than that of Class
A. Performance for each Class will be calculated separately.
   Average annual total return is calculated pursuant to a standardized formula which assumes that an investment was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Fund's performance will include the Fund's average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Fund has operated.
   Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the NAV (or maximum offering price for Class A and Class T) at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return may also be calculated using the NAV at the beginning of the period instead of the maximum offering price for Class A and Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. Calculations based on NAV do not reflect the deduction of the applicable sales charge on Class A or Class T shares which, if reflected, would reduce the performance quoted.
   Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

   The Fund may compare the performance of its shares with various industry standards of performance including Lipper Analytical Services, Inc. ratings, the Russell 1000, Standard & Poor's Composite Index of 500 Stocks, the Consumer Price Index, the Dow Jones Industrial Average, Lehman Brothers indexes, and CDA Technologies indexes. Performance rankings as reported in CHANGING TIMES, BUSINESS WEEK, INSTITUTIONAL INVESTOR, THE WALL STREET JOURNAL, IBC/DONOGHUE'S MONEY FUND REPORT, MUTUAL FUND FORECASTER, NO LOAD INVESTOR, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUND VALUES, U.S. NEWS AND WORLD REPORT, FORBES, FORTUNE, BARRON'S; and similar publications may also be used in comparing the Fund's performance. Furthermore, the Fund may quote its shares' total returns in advertisements or in shareholder reports. The Fund may also advertise non-standardized performance information, such as total return for periods other than those required to be shown or cumulative performance data. The Fund may advertise a quotation of yield or other similar quotation demonstrating the income earned or distributions made by the Fund.

                             GENERAL INFORMATION

   The Company was incorporated in Maryland on August 6, 1987 under the name The Laurel Funds, Inc., and changed its name to The Dreyfus/Laurel Funds, Inc. on October 17, 1994. The Company is registered with the SEC as an open-end management investment company, commonly known as a mutual fund. The Company has an authorized capitalization of 25 billion shares of $0.001 par value stock with equal voting rights. The Fund's shares are classified into four Classes--Class A, Class B, Class C and Class T. The Company's Articles of Incorporation permits the Board of Directors to create an unlimited number of investment portfolios (each a "fund") without shareholder approval. The Board of Directors may liquidate the Fund without the approval of Fund shareholders. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment.
   Each share (regardless of Class) has one vote. All shares of all funds (and Classes thereof) vote together as a single class, except as to any matter for which a separate vote of any fund or Class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular funds or Classes, in which case only the shareholders of the affected fund or Class are entitled to vote, each as a separate class. Only holders of Class A, Class B, Class C or Class T shares, as the case may be, will be entitled to vote on matters submitted to shareholders pertaining to the Distribution and/or Service Plan relating to that Class.
   Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Director from office and for any other purpose. Company shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.
   The Transfer Agent maintains a record of your ownership and sends you confirmations and statements of account. Shareholder inquiries may be made to your Agent or by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
   NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

--------------------------------------------------------------------------------

                     DREYFUS PREMIER TAX MANAGED GROWTH FUND
                  CLASS A, CLASS B, CLASS C AND CLASS T SHARES

                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)
                                NOVEMBER 4, 1997
--------------------------------------------------------------------------------


      This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Premier Tax Managed Growth Fund (the "Fund"), dated November 4, 1997, as it may be revised from time to time. The Fund is a separate, diversified portfolio of The Dreyfus/Laurel Funds, Inc. (the "Company"), an open-end management investment company, known as a mutual fund. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

            Call Toll Free 1-800-554-4611
            In New York City -- Call 1-718-895-1206
            Outside the U.S. and Canada -- Call 516-794-5452

      The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager. Dreyfus has engaged Fayez Sarofim & Co. ("Sarofim") to serve as the Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of Dreyfus. Dreyfus and Sarofim are referred to collectively as the "Advisers."

      Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.

                                TABLE OF CONTENTS
                                                                       PAGE

Investment Objective and Management Policies......................      B-2
Management of the Fund............................................      B-7
Management Agreement..............................................      B-14
Purchase of Shares................................................      B-15
Distribution and Service Plans....................................      B-17
Redemption of Shares..............................................      B-19
Shareholder Services..............................................      B-20
Determination of Net Asset Value..................................      B-23
Dividends, Other Distributions and Taxes..........................      B-24
Portfolio Transactions............................................      B-26
Performance Information...........................................      B-28
Information About the Fund........................................      B-29
Transfer and Dividend Disbursing Agent, Custodian, Counsel and
  Independent Auditors............................................      B-29
Financial Reports.................................................      B-30
Appendix..........................................................      B-31

                 INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTIONS IN THE FUND'S PROSPECTUS ENTITLED "DESCRIPTION OF THE FUND."

PORTFOLIO SECURITIES
--------------------

      COMMERCIAL PAPER. The Fund may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper").
Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. Pursuant to guidelines established by the Company's Board of Directors, the Advisers may determine that Section 4(2) paper is liquid for the purposes of complying with the Fund's investment restriction relating to investments in illiquid securities.

      CONVERTIBLE SECURITIES. The Fund may purchase convertible securities, which are fixed-income securities such as bonds or preferred stock that may be converted into or exchanged for a specified number of shares of common stock of the same or a different issuer within a specified period of time and at a specified price or formula. Convertible securities are senior to common stock in a corporation's capital structure, but may be subordinated to non-convertible debt securities. Before conversion, convertible securities ordinarily provide a stable stream of income with yields generally higher than those on common stock, but lower than those on non-convertible debt securities of similar quality. In general, the market value of a convertible security is the higher of its "investment value" (I.E., its value as a fixed-income security) or its "conversion value" (I.E., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock rises, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

      GOVERNMENT OBLIGATIONS. The Fund may invest in a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: (a) U.S. Treasury bills have a maturity of one year or less, (b) U.S. Treasury notes have maturities of one to ten years, and (c) U.S. Treasury bonds generally have maturities of greater than ten years.

      In addition to U.S. Treasury obligations, the Fund may invest in obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality. (Examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks,
General Services Administration, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (b), (c) and (d) in the future, other than as set forth above, since it is not obligated to do so by law.

      ILLIQUID SECURITIES. When purchasing securities that have not been registered under the Securities Act of 1933, and are not readily marketable, the Fund will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Fund's decision to sell any such security and the registration of the security permitting the sale. During any such period, the price of the securities will be subject to market fluctuations. However, where a substantial market of qualified institutional buyers develops for certain of these securities purchased by the Fund pursuant to Rule 144A under the Securities Act of 1933, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Company's Board. Because it is not possible to predict with assurance how the market for restricted securities will develop, the Company's Board has directed the Advisers to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's investments during such period.

      MUNICIPAL  OBLIGATIONS.   Municipal  obligations  generally  include  debt
obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

      PREFERRED STOCK. The Fund may also purchase preferred stock, which is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. In general, the market value of preferred stock is its "investment value," or its value as a fixed-income security. Accordingly, the market value of preferred stock generally increases when interest rates decline and decreases when interest rates rise, but, as with debt securities, is also affected by the issuer's ability to make payments on the preferred stock.

      WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

MANAGEMENT POLICIES
-------------------

      The Fund may engage in the following practices in furtherance of its investment objective:

      DERIVATIVES. The Fund may invest in Derivatives (as defined in the Fund's Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

      When required by the Securities and Exchange Commission ("SEC"), the Fund will set aside permissible liquid assets in a segregated account to cover its obligations relating to its transactions in Derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

      OPTIONS--IN GENERAL. The Fund may write (I.E., sell) call options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. The principal reason for writing covered call options is to realize through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of order or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

      Successful use by the Fund of options will be subject to the Advisers' ability to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent the Advisers' predictions are incorrect the Fund may incur losses.

      MASTER/FEEDER OPTION. The Company may in the future seek to achieve the Fund's investment objective by investing all of the Fund's net investable assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. Shareholders of the Fund will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Company's Board of Directors determines it to be in the best interest of the Fund and its shareholders. In making that determination, the Company's Board of Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiency. Although the

Fund believes that the Board of Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

INVESTMENT RESTRICTIONS

      FUNDAMENTAL. The following fundamental limitations have been adopted by the Fund. The Fund may not change any of these fundamental investment limitations without the consent of: (a) 67% or more of the shares present at a meeting of shareholders duly called if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the Fund, whichever is less. The Fund may not:

      1. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry. (For purposes of this limitation, U.S. Government securities and state or municipal governments and their political subdivisions are not considered members of any industry.)

      2. Borrow money or issue senior securities as defined in the Investment Company Act of 1940 ("1940 Act"), except that (a) the Fund may borrow money in an amount not exceeding one-third of the Fund's total assets at the time of such borrowing, and (b) the Fund may issue multiple classes of shares. The purchase or sale of options, forward contacts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not be considered to involve the borrowing of money or issuance of senior securities.

      3. Purchase with respect to 75% of the Fund's total assets securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. Make loans or lend securities, if as a result thereof more than one-third of the Fund's total assets would be subject to all such loans. For purposes of this limitation debt instruments and repurchase agreements shall not be treated as loans.

      5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate, including mortgage loans, or securities of companies that engage in the real estate business or invest or deal in real estate or interests therein).

      6. Underwrite securities issued by any other person, except to the extent that the purchase of securities and the later disposition of such securities in accordance with the Fund's investment program may be deemed an underwriting.

      7. Purchase or sell commodities, except that the Fund may enter into options, forward contracts, and futures contracts, including those related to indices, and options on futures contracts or indices.

      The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its investable assets in securities of a single, open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

      NON-FUNDAMENTAL. The Fund has adopted the following additional non-fundamental investment restrictions. These non-fundamental restrictions may be changed without shareholder approval, in compliance with applicable law and regulatory policy.

      1. The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, and other securities which are not readily marketable. For purposes of this limitation, illiquid securities shall not include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities which may be resold under Rule 144A under the Securities Act of 1933, provided that the Board of Directors, or its delegate, determines that such securities are liquid, based upon the trading markets for the specific security.

      2. The Fund will not invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets and except to the extent otherwise permitted by the 1940 Act.

      3. The Fund will not purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts.

      4. The Fund will not sell securities short, or purchase, sell or write puts, calls or combinations thereof, except as described in the Fund's Prospectus and this SAI.

      If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in such percentage resulting from a change in the values of assets will not constitute a violation of such restriction, except as otherwise required by the 1940 Act.

                             MANAGEMENT OF THE FUND

                        FEDERAL LAW AFFECTING MELLON BANK

      The Glass-Steagall Act of 1933 prohibits national banks from engaging in the business of underwriting, selling or distributing securities and prohibits a member bank of the Federal Reserve System from having certain affiliations with an entity engaged principally in that business. The activities of Mellon Bank,

N.A. ("Mellon Bank") in informing its customers of, and performing, investment and redemption services in connection with the Fund, and in providing services to the Fund as custodian, as well as Dreyfus' investment advisory activities, may raise issues under these provisions. Mellon Bank has been advised by counsel that the activities contemplated under these arrangements are consistent with statutory and regulatory obligations.

      Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such future statutes and regulations, could prevent Mellon Bank or Dreyfus from continuing to perform all or a part of the above services for its customers and/or the Fund. If Mellon Bank or Dreyfus were prohibited from serving the Fund in any of its present capacities, the Board of Directors would seek an alternative provider(s) of such services.

                      DIRECTORS AND OFFICERS OF THE COMPANY

      The Company has a Board composed of eleven Directors which supervises the Fund's investment activities and reviews contractual arrangements with companies that provide the Fund with services. The following lists the Directors and officers and their positions with the Company and their present and principal occupations during the past five years. Each Director who is an "interested person" of the Company (as defined in the 1940 Act) is indicated by an asterisk(*). Each of the Directors also serves as a Trustee of The Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, with the Company, the "Dreyfus/Laurel Funds").

DIRECTORS OF THE COMPANY
------------------------

o+RUTH MARIE ADAMS.  Director of the Company; Professor of English and Vice
      President Emeritus, Dartmouth College; Senator, United Chapters of Phi Beta Kappa; Trustee, Woods Hole Oceanographic Institution; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio.
      Age: 83 years old. Address: 1026 Kendal Lyme Road, Hanover, New Hampshire 03755.

o+FRANCIS P. BRENNAN.  Chairman of the Board of Directors and Assistant
      Treasurer of the Company; Director and Chairman, Massachusetts Business Development Corp.; and from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 80 years old. Address: Massachusetts Business Development Corp., 50 Milk Street, Boston, Massachusetts 02109.

o+JOSEPH S.  DIMARTINO,  Director  of  the  Company.  Since  January  1995,  Mr.
      DiMartino has served as Chairman of the Board for various funds in the Dreyfus Family of Funds. He is also Chairman of the Board of Noel Group, Inc., a venture capital company, and Staffing Resources, Inc., a temporary placement agency. Mr. DiMartino also serves as a Director of the Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly Belding Heminway, Inc.), a button purchaser and distributor, and Curtis Industries, Inc., a national distributor of security products, chemicals and automotive and other hardware. Mr. DiMartino is also a Board member of 152 other funds in the Dreyfus Family of Funds. From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio and Bank Portfolio. For more than five years prior to January 1995, he was President, a director and, until August 24, 1994, Chief Operating Officer of Dreyfus and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, and until August 24, 1994, the Fund's distributor. From August 1994 to December 31, 1994, he was a director of Mellon Bank Corporation.
      Age: 54 years old.  His  address is 200 Park  Avenue,  New York,  New York
      10166.

o+JAMES M. FITZGIBBONS.  Director of the Company; Chairman, Howes Leather
      Company, Inc.; Director, Fiduciary Trust Company; Chairman, CEO and Director, Fieldcrest-Cannon Inc.; Director, Lumber Mutual Insurance Company; Director, Barrett Resources, Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 63 years old. Address: 40 Norfolk Road, Brookline, Massachusetts 02167.

o*J. TOMLINSON FORT.  Director of the Company; Partner, Reed, Smith, Shaw &
      McClay (law firm). From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio. Age: 69 years old. Address: 204 Woodcock Drive, Pittsburgh, Pennsylvania 15215.

o+ARTHUR L. GOESCHEL.  Director of the Company; Director, Calgon Carbon
      Corporation; Director, Cerex Corporation; Director, National Picture Frame Corporation; former Chairman of the Board and Director, Rexene Corporation; Chairman of the Board and Director, Tetra Corporation 1991-1993; Director, Medalist Corporation 1992-1993. From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 76 years old. Address: Way Hallow Road and Woodland Road, Sewickley, Pennsylvania 15143.

o+KENNETH A. HIMMEL.  Director of the Company; Former Director, The Boston
      Company, Inc. ("TBC") and Boston Safe Deposit and Trust Company; President and Chief Executive Officer, Himmel & Co., Inc.; Vice Chairman, Sutton Place Gourmet, Inc.; Managing Partner, Franklin Federal Partners. From November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio.
      Age: 51 years old. Address: Himmel and Company, Inc., 399 Boylston Street, 11th Floor, Massachusetts 02116.

o*ARCH S. JEFFERY.  Director of the Company; Financial Consultant.  From
      November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio.
      Age: 80 years old. Address: 1817 Foxcroft Lane, Unit 306, Allison Park, Pennsylvania 15101.

o+STEPHEN J. LOCKWOOD.  Director of the Company; President and CEO, LDG
      Management Company Inc.; CEO, LDG Reinsurance Underwriters, SRRF Management Inc. and Medical Reinsurance Underwriters Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio.
      Age: 50 years old. Address: 401 Edgewater Place, Wakefield, Massachusetts 01880.

o+JOHN J. SCIULLO.  Director of the Company; Dean Emeritus and Professor of
      Law, Duquesne University Law School; Director, Urban Redevelopment Authority of Pittsburgh; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Institutional Investment Portfolio. Age: 66 years old. Address: 321 Gross Street, Pittsburgh, Pennsylvania 15224.

o+ROSLYN M. WATSON.  Director of the Company; Principal, Watson Ventures,
      Inc., Director, American Express Centurion Bank; Director, Harvard/Pilgrim Community Health Plan, Inc.; from November 1995 to January 1997, Director, Access Capital Strategic Community Investment Fund, Inc. - Bank Portfolio; Director, Massachusetts Electric Company; Director, the Hymans Foundation, Inc., prior to February, 1993; Real Estate Development Project Manager and Vice President, The Gunwyn Company. Age: 48 years old. Address: 25 Braddock Park, Boston, Massachusetts 02116-5816.
------------------------------
*     "Interested person" of the Company, as defined in the 1940 Act.
o     Member of the Audit Committee.
+     Member of the Nominating Committee.

OFFICERS OF THE COMPANY
-----------------------

#MARIEE.  CONNOLLY,  President  and Treasurer of the Company.  President,  Chief
      Executive Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. She is 40 years old.

#JOHN E. PELLETIER, Vice President and Secretary of the Company.  Senior Vice
      President, General Counsel, Secretary and Clerk of the Distributor and Funds Distributor, Inc. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. He is 33 years old.

#RICHARD W. INGRAM, Vice President and Assistant Treasurer of the Company.
      Executive Vice President of the Distributor and Funds Distributor, Inc.. From March 1994 to November 1995, he was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, he was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of TBC. He is 42 years old.

#MARY A. NELSON, Vice President and Assistant Treasurer of the Company.  Vice
      President of the Distributor and Funds Distributor, Inc.. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for TBC. She is 33 years old.

#MICHAEL S. PETRUCELLI,  Vice President and Assistant  Treasurer of the Company.
      Senior Vice President of Funds Distributor, Inc. From December 1989 through November 1996, he was employed by GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. He is 36 years old.

#JOSEPH F. TOWER,  III, Vice  President and Assistant  Treasurer of the Company.
      Senior Vice President, Treasurer and Chief Financial Officer of the Distributor and Funds Distributor, Inc. From July 1988 to August 1994, he was employed by TBC where he held various management positions in the Corporate Finance and Treasury areas. He is 35 years old.

#DOUGLAS C. CONROY, Vice President and Assistant Secretary of the Company.
      Assistant Vice President of Funds Distributor, Inc. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at TBC. He is 28 years old.

#ELIZABETH A. KEELEY, Vice President and Assistant Secretary of the Company.
      Vice President of the Distributor and Funds Distributor, Inc. She has been employed by the Distributor since September 1995. She is 28 years old.

#MARK A. KARPE, Vice President and Assistant Secretary of the Company.
      Senior Paralegal of the Distributor. Prior to August 1993, he was employed as an Associate Examiner at the National Association of Securities Dealers, Inc. He is 28 years old.
-----------------------------
# Officer also serves as an officer for other investment companies advised by Dreyfus, including The Dreyfus/Laurel Funds Trust and The Dreyfus/Laurel Tax-Free Municipal Funds.

The address of each officer of the Company is 200 Park Avenue, New York, New York 10166.

      The officers and Directors of the Company as a group owned beneficially less than 1% of the total shares of the Fund outstanding as of October 31, 1997.

      No officer or employee of the Distributor (or of any parent, subsidiary or affiliate thereof) receives any compensation from the Company for serving as an officer or Director of the Company. In addition, no officer or employee of Dreyfus or Sarofim (or of any parent, subsidiary or affiliate thereof) serves as an officer or Director of the Company. The Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) $27,000 per annum (and an additional $25,000 for the Chairman of the Board of Trustees/Directors of the Dreyfus/Laurel Funds). In addition, the Dreyfus/Laurel Funds pay each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) $1,000 per joint Dreyfus/Laurel Funds Board meeting attended, plus $750 per joint Dreyfus/Laurel Funds Audit Committee meeting attended, and reimburse each Trustee/Director who is not an "interested person" of the Company (as defined in the 1940 Act) for travel and out-of-pocket expenses.

      For the fiscal year ended October 31, 1996, the aggregate amount of fees and expenses received by each current Director of the Company and all other Funds in the Dreyfus Family of Funds for which such person is a Board member were as follows:

                                                            Total Compensation
                                                            From the Company
                             Aggregate                      and Fund Complex
Name of Board                Compensation                   Paid to Board
Member                       From Company#                  Member****
-------------                -------------                  ------------------

Ruth Marie Adams              $10,500                             $ 31,500

Francis P. Brennan*            18,431.33                            70,000

Joseph S. DiMartino**           none                               517,075***

James M. Fitzgibbons           10,500                               31,500

J. Tomlinson Fort**             none                                none

Arthur L. Goeschel             10,833.33                            32,500

Kenneth A. Himmel              10,250                               30,750

Arch S. Jeffery**               none                                 none

Stephen J. Lockwood            10,500                               31,500

John J. Sciullo                10,833.33                            32,500

Roslyn M. Watson               10,833.33                            32,500

# Amounts required to be paid by the Company directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors. Amount does not include reimbursed expenses for attending Board meetings, which amounted to $12,920.43 for the Company.
* Compensation of Francis P. Brennan includes $25,000 paid by the Dreyfus/Laurel Funds to be the Chairman of the Board. Effective May 1, 1996, the retainer was reduced from $75,000 to $25,000 annually.

** For the fiscal year ended October 31, 1996, Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery were paid directly by Dreyfus for serving as Board members of the Company and the funds in the Dreyfus/Laurel Funds. For the fiscal year ended October 31, 1996, the aggregate amount of fees and expenses received by Joseph S. DiMartino, J. Tomlinson Fort and Arch S. Jeffery from Dreyfus for serving as a Board member of the Company were $10,833.33, 10,833.33 and $10,833.33, respectively, and for serving as a Board member of all funds in the Dreyfus/Laurel Funds (including the Company) were $32,500, $32,500 and $32,500, respectively. In addition, Dreyfus reimbursed Messrs. DiMartino, Fort and Jeffery a total of $5,477.33 for expenses attributable to the Company's Board meetings which is not included in the $12,920.43 amount in note # above.

*** Amount paid to Joseph S. DiMartino from the funds in the Fund Complex for the year ended December 31, 1996.
****The Dreyfus Family of Funds consists of 152 mutual funds.

                              MANAGEMENT AGREEMENT

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND."

      MANAGEMENT AGREEMENT. Dreyfus serves as investment manager for the Fund pursuant to an Investment Management Agreement with the Company dated April 4, 1994, transferred to Dreyfus as of October 17, 1994 ("Management Agreement"). Pursuant to the Management Agreement, Dreyfus provides, or arranges for one or more third parties to provide, investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. As investment manager, Dreyfus supervises and monitors the performance of Sarofim in making investment decisions for the Fund based on the Fund's investment objective, policies and restrictions. The Management Agreement was approved with respect to the Fund on October 23, 1997 and will continue in effect until April 4, 1999. Thereafter, the Management Agreement will be subject to review and approval at least annually by the Board of Directors.

      The Management Agreement will continue from year to year provided that a majority of the Directors who are not interested persons (as defined in the 1940
Act) of the Company or Dreyfus and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Company may terminate the Management Agreement upon the vote of a majority of the Board of Directors or upon the vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Dreyfus. Dreyfus may terminate the Management Agreement upon 60 days' written notice to the Company. The Management Agreement will terminate immediately and automatically upon its assignment.

      The following persons are officers and/or directors of Dreyfus: W. Keith Smith, Chairman of the Board; Christopher M. Condron, President, Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer; Paul Kadin, Vice President--Corporate Development; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Systems; William V. Healey, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt and Frank V. Cahouet, directors.

      SUB INVESTMENT ADVISORY AGREEMENT. Sarofim provides investment advisory assistance and day-to-day management of the Fund's investments pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") dated October 23, 1997 between Sarofim and Dreyfus. The Sub-Advisory Agreement was approved by the Company's Board, including a majority of the Board members who are not "interested persons" of any party to the Sub-Advisory Agreement, at a meeting held on October 23, 1997, and will continue in effect until April 4, 1999. Thereafter, the Sub-Advisory Agreement will be subject to review and approval at least annually by the Board of Directors.

      The Sub-Advisory Agreement will continue from year to year provided that a majority of the Directors who are not interested persons (as defined in the 1940
Act) of the Company, Dreyfus, or Sarofim and either a majority of all Directors or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Sub-Advisory Agreement is terminable without penalty (i) by Dreyfus on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or
(iii) by Sarofim on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

      The following persons are officers and/or directors of Sarofim:  Fayez
S. Sarofim, Chairman of the Board and President: Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, Russell B. Hawkins, William K. McGee, Jr., Charles E. Sheedy and Ralph Thomas, Senior Vice Presidents; and Nancy Daniel and James A. Reynolds, III, Vice Presidents.

      Sarofim provides day-to-day management of the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of Dreyfus and the approval of the Company's Board. Dreyfus and Sarofim provide the Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. The Fund's principal portfolio manager is Fayez S. Sarofim, who is assisted by Russell B. Hawkins, Elaine Rees and Christopher Sarofim. Dreyfus and Sarofim also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by Dreyfus and Sarofim.

      Under the Sub-Advisory Agreement, Dreyfus has agreed to pay Sarofim a monthly fee at the annual rate set forth in the Fund's Prospectus.

                               PURCHASE OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."

      THE DISTRIBUTOR. The Distributor serves as the Fund's distributor pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Premier Family of Funds, funds in the Dreyfus Family of Funds, and for certain other investment companies.

      SALES LOADS -- CLASS A AND CLASS T. The scale of sales loads applies to purchases of Class A and Class T shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

      Set forth below is an example of the method of computing the offering price of the Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the initial offering price of $12.50:

      Net Asset Value per share                       $12.50

      Per Share Sales Charge - 5.75% of offering
      price (6.10% of net asset value per share)         .76
                                                      ------

      Per Share Offering Price to the Public          $13.26

      Set forth below is an example of the method of computing the offering price of the Fund's Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Fund's Prospectus at a price based upon the initial offering price of $12.50:

      Net Asset Value per share                       $12.50

      Per Share Sales Charge - 4.50% of offering
      price (4.70% of net asset value per share)         .59
                                                      ------

      Per Share Offering Price to the Public          $13.09

      TELETRANSFER PRIVILEGE. TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any business day Dreyfus Transfer, Inc., the Fund's transfer and dividend disbursing agent (the "Transfer Agent"), and the New York Stock Exchange ("NYSE") are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00
p.m., New York time, on any business day the Transfer Agent and the NYSE are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the TELETRANSFER Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "Redemption of Shares - TELETRANSFER Privilege."

      REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

      IN-KIND PURCHASES. If the following conditions are satisfied, the Fund may, at its discretion, permit the purchase of shares through an "in-kind"
exchange of securities. Any securities exchanged must meet the investment objective, policies and limitations of the Fund, must have a readily ascertainable market value, must be liquid and must not be subject to restrictions on resale. The market value of any securities exchanged, plus any cash, must be at least equal to $25,000. Shares purchased in exchange for securities generally cannot be redeemed for fifteen days following the exchange in order to allow time for the transfer to settle.

      The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. For further information about "in-kind" purchases, call 1-800-645-6561.


                         DISTRIBUTION AND SERVICE PLANS

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "DISTRIBUTION AND SERVICE PLANS."

      Class A, Class B, Class C and Class T shares are subject to annual fees for distribution and shareholder services.

      The SEC has adopted Rule 12b-1 under the 1940 Act (the "Rule") regulating the circumstances under which investment companies such as the Company may, directly or indirectly, bear the expenses of distributing their shares. The Rule defines distribution expenses to include expenditures for "any activity which is primarily intended to result in the sale of fund shares." The Rule, among other things, provides that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule.

      DISTRIBUTION PLAN--CLASS A SHARES. The Company has adopted a Distribution Plan pursuant to the Rule with respect to the Class A shares of the Fund ("Class A Plan"), whereby Class A shares of the Fund may spend annually up to 0.25% of the average of its net assets for costs and expenses incurred in connection with the distribution of, and shareholder servicing with respect to, Class A shares.

      The Class A Plan provides that a report of the amounts expended under the Class A Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Directors for their review at least quarterly. In addition, the Class A Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the Class A Plan without approval of the Fund's shareholders, and that other material amendments of the Class A Plan must be approved by the vote of a majority of the Directors and of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Distributor and who do not have any direct or indirect financial interest in the operation of the Class A Plan, cast in person at a meeting called for the purpose of considering such amendments. The Class A Plan is subject to annual approval by the entire Board of Directors and by the Directors who are neither interested persons nor have any direct or indirect financial interest in the operation of the Class A Plan, by vote cast in person at a meeting called for the purpose of voting on the Class A Plan. The Class A Plan was so approved by the Directors at a meeting held on January 31, 1997, and its applicability to the Fund was approved on October 23, 1997. The Class A Plan is terminable, as to the Fund's Class A shares, at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in the operation of the Class A Plan or by vote of the holders of a majority of the outstanding shares of such class of the Fund.

      SERVICE AND DISTRIBUTION PLANS -- CLASS B, CLASS C AND CLASS T SHARES. In addition to the above described current Class A Plan for Class A shares, the Board of Directors has adopted a Service Plan (the "Service Plan") under the Rule for Class B, Class C and Class T shares, pursuant to which the Fund pays the Distributor and Dreyfus Service Corporation for the provision of certain services to the holders of Class B, Class C and Class T shares. The Company's Board of Directors has also adopted a Distribution Plan pursuant to the Rule with respect to Class B and Class C shares ("Class B and Class C Plan") and a separate Distribution Plan pursuant to the Rule with respect to Class T shares (the "Class T Plan"). The Company's Board of Directors believes that there is a reasonable likelihood that the Service Plan, the Class B and Class C Plan and the Class T Plan will benefit the Fund and the holders of Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under the Service Plan, the Class B and Class C Plan and the Class T Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Service Plan, the Class B and Class C Plan and the Class T Plan provide that they may not be amended to increase materially the cost which holders of Class B, Class C or Class T shares may bear pursuant to such plans without the approval of the holders of the affected Class and that other material amendments must be approved by the Board of Directors and by the Directors who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plans or in any agreements entered into in connection with the Plans, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan, the Class B and Class C Plan and the Class T Plan are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Plan. The Service Plan with respect to Class B and Class C shares and the Class B and Class C Plan were so approved by the Directors at a meeting held on January 31, 1997, and their applicability to the Fund was approved on October 23, 1997. The Service Plan with respect to Class T shares and the Class T Plan were approved for the Fund by the Directors at a meeting held on October 23, 1997. The Service Plan, the Class B and Class C Plan and the Class T Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons and have no direct or indirect financial interest in their operation or in any agreements entered into in connection with them or by vote of the holders of a majority (as defined in the 1940 Act) of Class B, Class C or Class T shares, as applicable.


                              REDEMPTION OF SHARES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM SHARES."

      STOCK CERTIFICATES; SIGNATURES. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each owner of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification.

      TELETRANSFER PRIVILEGE. Investors should be aware that if they have selected the TELETRANSFER Privilege, any request for a TELETRANSFER transaction will be effected through the Automated Clearing House ("ACH") system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "Purchase of Shares--TELETRANSFER Privilege."

      REDEMPTION COMMITMENT. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemptions in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.

      SUSPENSION OF REDEMPTION. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.


                              SHAREHOLDER SERVICES

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "SHAREHOLDER SERVICES."

      FUND EXCHANGES. Shares of any Class of the Fund may be exchanged for shares of the respective Class of certain other funds advised or administered by Dreyfus, except that Class T shares of the Fund may be exchanged for Class A shares (or the equivalent) of such other funds. Shares of the same Class of such funds purchased by exchange (or of Class A of such funds in the case of Class T shares of the Fund) will be purchased on the basis of relative net asset value per share as follows:

            A. Exchanges into shares of funds that are offered without a sales load will be made without a sales load.

            B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

            D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or other distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

            E. Shares of funds  subject to a  contingent  deferred  sales charge
            ("CDSC") that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item D above, an investor's Agent must notify the Transfer Agent of the investor's prior ownership of shares with a sales load and the investor's account number.

      To request an exchange, an investor or an investor's Agent acting on the investor's behalf must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically unless the investor checks the applicable "No" box on the Account Application, indicating that the investor specifically refuses this privilege. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on telephonic exchange instructions (including over the Dreyfus Touch[REGISTERED TRADEMARK] Automated Telephone System) from any person representing himself or herself to be the investor or a representative of the investor's Agent, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made. For Dreyfus-sponsored Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among shares of the same Class of the funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

      AUTO-EXCHANGE PRIVILEGE. The Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of the Fund, shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, except that Class T shares of the Fund may be exchanged for Class A shares (or the equivalent) of such other funds. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if the investor's account falls below the amount designated to be exchanged under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Fund Exchanges and the Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchange service or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits an investor with a $5,000 minimum account to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. Automatic Withdrawal may be terminated at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan. Class C shares, Class A and Class T shares to which a CDSC applies, and, unless certain conditions described in the Prospectus are satisfied, Class B shares withdrawn pursuant to the Automatic Withdrawal Plan will be subject to any applicable CDSC.

      DIVIDEND SWEEP. Dividend Sweep allows investors to invest automatically their dividends or dividends and capital gain distributions, if any, from the Fund in shares of the same Class of certain other funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds of which the investor is a shareholder, except that dividends and capital gain distributions, if any, on Class T shares of the Fund may be invested in Class A shares (or the equivalent) of such other funds. Shares of other funds purchased pursuant to this Privilege will be purchased on the basis of relative net asset value per share as follows:

            A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds that are offered without a sales load.

            B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

            C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (Offered Shares), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.

            D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs, including SEP-IRAs and IRA "Rollover Accounts," and 403(b)(7) Plans. Plan support services also are available.

      Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      SHARES MAY BE PURCHASED IN CONNECTION WITH THESE PLANS ONLY BY DIRECT REMITTANCE TO THE ENTITY ACTING AS CUSTODIAN. PURCHASES FOR THESE PLANS MAY NOT BE MADE IN ADVANCE OF RECEIPT OF FUNDS.

      The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, is $1,000 with no minimum for subsequent purchases. The minimum initial investment for Dreyfus-sponsored Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant, is ordinarily $750, with no minimum for subsequent purchases.
Individuals who open an IRA also may open a non-working spousal IRA with a minimum investment of $250.

      Each  investor   should  read  the  prototype   retirement  plan  and  the
appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

      AS NOTED IN THE PROSPECTUS, THE FUND IS NOT DESIGNED FOR, AND MAY NOT BE SUITABLE FOR, INVESTORS SUCH AS QUALIFIED PENSION, PROFIT-SHARING AND OTHER TAX-DEFERRED RETIREMENT PLANS, WHOSE INCOME IS NOT SUBJECT TO CURRENT FEDERAL INCOME TAXATION.

                        DETERMINATION OF NET ASSET VALUE

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "HOW TO BUY SHARES."

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or, in the case of fixed-income securities (excluding short-term investments), which are not valued by the independent pricing service utilized by the Fund, are valued at fair value as determined in good faith by the Board. The Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Board members generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the NYSE is currently scheduled to be closed are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                   DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

      THE FOLLOWING  INFORMATION  SUPPLEMENTS  AND SHOULD BE READ IN CONJUNCTION
WITH  THE  SECTION  IN  THE  FUND'S  PROSPECTUS   ENTITLED   "DIVIDENDS,   OTHER
DISTRIBUTIONS AND TAXES."

      The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      GENERAL. To qualify for treatment as a regulated investment company under the Code, the Fund -- which is treated as a separate corporation for federal tax purposes -- (1) must distribute to its shareholders each year at least 90% of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement"), (2) must derive at least 90% of its annual gross income from specified sources ("Income Requirement"), and (3) must meet certain asset diversification and other requirements.

      Any dividend or other distribution paid shortly after an investor's purchase of shares may have the effect of reducing the net asset value of the shares below the cost of his or her investment. Such a dividend or other distribution would be a return on investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder sells shares of the Fund held for six months or less and receives a capital gain distribution with respect to those shares, any loss incurred on the sale of those shares will be treated as a long-term capital loss to the extent of the capital gain distribution received.

      Dividends and other distributions declared by the Fund in December of any year and payable to shareholders of record on a date in that month are deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

      A portion of the dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

      FOREIGN TAXES. Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


      PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Fund is a U.S. shareholder (effective for its taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the 4% excise tax mentioned in the Prospectus under "Dividends, Other Distributions and Taxes" -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


      Effective for its taxable year beginning November 1, 1998, the Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.


      OPTIONS  TRANSACTIONS.  Gains  from  options  derived  by the Fund  with
respect  to  its  business  of  investing  in   securities   will  qualify  as
permissible income under the Income Requirement.


      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of any gain realized from engaging in "conversion transactions" that would otherwise be treated as capital gain may be treated as ordinary income. "Conversion transactions" are defined to include certain option and straddle transactions.


      Under Section 1256 of the Code, any gain or loss realized by the Fund on the exercise or lapse of , or closing transactions respecting, certain options ("Section 1256 Contracts") may be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. In addition, any Section 1256 Contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value (a process known as "marking-to-market"), resulting in additional gain or loss to the Fund characterized in the manner described above. It is not entirely clear, as of the date of this SAI, whether the 60% portion of that capital gain that is treated as long-term capital gain will qualify for the reduced maximum tax rates on net capital gain enacted by the Taxpayer Relief Act of 1997 ("Tax Act") -- 20% (10% for taxpayers in the 15% marginal tax bracket) on capital assets held for more than 18 months -- instead of the maximum rate in effect before that legislation, 28%, which now applies to gain on capital assets held for more than one year but not more than 18 months.


      Offsetting positions held by the Fund involving certain options may constitute "straddles," which are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which in certain circumstances override or modify Section 1256. As a result, all or a portion of any capital gain from certain straddle transactions may be recharacterized as ordinary income. If the Fund were treated as entering into straddles by reason of its engaging in certain options transactions, those straddles would be characterized as "mixed straddles" if the options transactions comprising a part of those straddles were governed by Section 1256. The Fund may make one or more elections with respect to mixed straddles. Depending on which election is made, if any, the results to the Fund may differ. If no election is made, then to the extent the straddle and conversion transactions rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in the offsetting position. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains may be treated as short-term capital gains or ordinary income.


      The Tax Act included constructive sale provisions that generally will apply if the Fund either (1) holds an appreciated position (including a short sale or option) with respect to stock, certain debt obligations or partnership interests ("appreciated financial position") and then enters into a short sale or offsetting notional principal contract (collectively, a "Contract")
respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

      STATE AND LOCAL TAXES. Depending upon the extent of the Fund's activities in states and localities in which it is deemed to be conducting business, the Fund may be subject to the tax laws thereof. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

      FOREIGN SHAREHOLDERS - U.S. FEDERAL INCOME TAXATION. U.S. federal income taxation of a shareholder who, as to the United States, is a non-resident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder, as discussed generally below. Special U.S. federal income tax rules that differ from those described below may apply to certain foreign persons who invest in the Fund, such as a foreign shareholder entitled to claim the benefits of an applicable tax treaty. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

      FOREIGN SHAREHOLDERS - INCOME NOT EFFECTIVELY CONNECTED. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income (including net short-term capital gain) generally will be subject to U.S. federal withholding tax of 30% (or lower treaty rate).


      Capital gains realized by foreign shareholders on the sale of Fund shares and distributions to them of net capital gain generally will not be subject to U.S. federal income tax unless the foreign shareholder is a non-resident alien individual and is physically present in the United States for more than 182 days during the taxable year. In the case of certain foreign shareholders, the Fund may be required to withhold U.S. federal income tax at a rate of 31% of capital gain distributions and of the gross proceeds from a redemption of Fund shares unless the shareholder furnishes the Fund with a certificate regarding the shareholder's foreign status.


      FOREIGN SHAREHOLDERS - EFFECTIVELY CONNECTED INCOME. If a foreign shareholder's ownership of Fund shares is effectively connected with a U.S. trade or business carried on by the foreign shareholder, then all distributions to that shareholder and any gains realized by that shareholder on the disposition of the Fund shares will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens and domestic corporations, as the case may be. Foreign shareholders also may be subject to the branch profits tax.


      FOREIGN SHAREHOLDERS - ESTATE TAX. Foreign individuals generally are subject to U.S. federal estate tax on their U.S. situs property, such as shares of the Fund, that they own at the time of their death. Certain credits against that tax and relief under applicable tax treaties may be available.

                             PORTFOLIO TRANSACTIONS

      Dreyfus assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of investment securities. Debt securities purchased and sold by the Fund are generally traded on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. Other portfolio transactions may be executed through brokers acting as agent. The Fund will pay a spread or commissions in connection with such transactions. Dreyfus uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and at spreads and commission rates, if any, which are reasonable in relation to the benefits received. Dreyfus and Sarofim also place transactions for other accounts that they provide with investment advice.

      Brokers and dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. In selecting brokers or dealers, Dreyfus will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any spreads (or commissions, if any). Any spread, commission, fee or other remuneration paid to an affiliated broker-dealer is paid pursuant to the Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

      Brokers or dealers may be selected who provide brokerage and/or research services to the Fund and/or other accounts over which Dreyfus or its affiliates or Sarofim exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement).

      The receipt of research services from broker-dealers may be useful to Dreyfus or Sarofim in rendering investment management services to the Fund and/or their other clients; and, conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of other clients of Dreyfus or Sarofim may be useful to these organizations in carrying out their obligations to the Fund. The receipt of such research services does not reduce these organizations' normal independent research activities; however, it enables these organizations to avoid the additional expenses which might otherwise be incurred if these organizations were to attempt to develop comparable information through their own staffs.

      The Company's Board of Directors periodically reviews the Advisers' performance of their responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and reviews the prices paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

      Although the Advisers manage other accounts in addition to the Fund, investment decisions for the Fund are made independently from decisions made for these other accounts. It sometimes happens that the same security is held by more than one of the accounts managed by Dreyfus or Sarofim. Simultaneous transactions may occur when several accounts are managed by the same investment manager, particularly when the same investment instrument is suitable for the investment objective of more than one account.

      When more than one account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by Dreyfus to be equitable to each account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund. While the Directors will continue to review simultaneous transactions, it is their present opinion that the desirability of retaining Dreyfus as investment manager, and Sarofim as sub-investment adviser, to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

      PORTFOLIO TURNOVER. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the dollar value of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases and sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the Fund during the year.


                             PERFORMANCE INFORMATION

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "PERFORMANCE INFORMATION."

      As of October 31, 1997, the Fund had not commenced operations and, accordingly, no financial or performance information is included at this time for the Fund.

      Performance information for the Fund may be compared, in reports and promotional literature, to indexes including, but not limited to: (i) the Standard & Poor's 500 Composite Stock Price Index, (ii) the Russell 1000 Index, the Dow Jones Industrial Average, or other appropriate unmanaged domestic or foreign indices of performance of various types of investments so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the securities markets in general; (iii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; (iv) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in the Fund, or the Fund's performance against inflation to the performance of other instruments against inflation; and
(v) products managed by a universe of money managers with similar country allocation and performance objectives. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions or administrative and management costs and expenses.

      From time to time, advertising materials for the Fund may include (i) biographical information relating to its portfolio manager, including honors or awards received, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors; (ii) information concerning retirement and investing for retirement, including statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market; (iii) the approximate number of then current Fund shareholders; (iv) Lipper or Morningstar ratings and related analysis supporting the ratings; (v) discussions of the risk and reward potential of the securities markets and its comparative performance in the overall securities markets; (vi) information concerning the after-tax performance of the Fund, including comparisons to the after-tax and pre-tax performance of other investment vehicles and indexes and comparisons of after-tax and pre-tax performance of the Fund to such other investments; and (vii) a discussion of portfolio management strategy and/or portfolio composition.

      From time to time, advertising materials for the Fund may refer to the number of stocks analyzed by Dreyfus or Sarofim.


                           INFORMATION ABOUT THE FUND

      THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "GENERAL INFORMATION."

      Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. The Fund is currently one of eighteen portfolios of the Company. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

      The Fund will send annual and semi-annual financial statements to all its shareholders.

          TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                            AND INDEPENDENT AUDITORS

      Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, Dreyfus Transfer, Inc. arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund, and the payment of dividends and distributions payable by the Fund. For these services, Dreyfus Transfer, Inc. receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Company during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, the parent of Dreyfus, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as the custodian of the Fund's investments. Under a custody agreement with the Company, Mellon Bank holds the Fund's portfolio securities and keeps all necessary accounts and records.

      Dreyfus Transfer, Inc. and Mellon Bank, as custodian, have no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Second Floor, Washington, D.C. 20036-1800, has passed upon the legality of the shares offered by the Prospectus and this SAI.

      KPMG Peat Marwick LLP, was appointed by the Directors to serve as the Fund's independent auditors for the fiscal year ending October 31, 1998, providing audit services including (1) examination of the annual financial statements, (2) assistance, review and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed on behalf of the Fund.

                                FINANCIAL REPORTS


Statement Of Assets And Liabilities                         November 3, 1997

                                                                  Value
                                                                  -----

ASSETS               Cash                                   $     5,000,000


NET ASSETS           Represented by paid-in-capital         $     5,000,000



                            Net Asset Value Per Share
                            -------------------------

                              Class A     Class B     Class C     Class T
                              -------     -------     -------     -------

Net Assets                  $3,500,000   $500,000    $500,000    $500,000

Shares Outstanding             280,00      40,000      40,000      40,000

NET ASSET VALUE PER SHARE   $12.50       $12.50      $12.50      $12.50


                 NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                 --------------------------------------------


            The Dreyfus/Laurel Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified open-end management investment company and operates as a series company currently offering seventeen series including the Dreyfus Premier Tax Managed Growth Fund (the "Fund"). The Fund's investment objective is long term capital appreciation consistent with minimizing realized capital gains and taxable current income. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Dreyfus has engaged Fayez Sarofim & Co. to serve as the Fund's sub-investment advisor.


            Premier Mutual Fund Services,  Inc. is the distributor of the Fund's shares. The Fund is authorized to issue 25 billion shares of $0.001 par value stock in the following classes of shares: Class A, Class B, Class C and Class T. Class A and Class T shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholders
The Dreyfus/Laurel Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Dreyfus Premier Tax Managed Growth Fund of The Dreyfus/Laurel Funds, Inc. as of November 3, 1997. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable asusrance about whether the statement of assets and liabilities is free of material misstatement. An audit of a statement of assets and liabilities includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit of a statement of assets and liabilities also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Dreyfus Premier Tax Managed Growth Fund of The Dreyfus/Laurel Funds, Inc. as of November 3, 1997 in conformity with generally accepted accounting principles.






                                             /s/ KPMG Peat Marwick LLP

New York, New York
November 3, 1997

                                    APPENDIX

      DESCRIPTION OF STANDARD & POOR'S, MOODY'S, FITCH AND DUFF RATINGS

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

STANDARD & POOR'S ("S&P")

Bond Ratings
------------

                                       AAA

      Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATINGS

      An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

MOODY'S

Bond Ratings
------------
                                       Aaa

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

      Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Rating
-----------------------

      The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

FITCH INVESTOR SERVICES, L.P. ("FITCH")

Short-term Ratings
------------------

      Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

      Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

      EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

      VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

DUFF & PHELPS INC. ("DUFF & PHELPS")

Commercial Paper Rating
-----------------------

      The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

MUNICIPAL BOND, NOTE AND COMMERCIAL PAPER RATINGS

MOODY'S

      BONDS. Aaa - judged to be of the "best quality" and are referred to as "gilt edge"; interest payments are protected by a large or by an exceptionally stable margin and principal is secure; Aa - judged to be "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa-rated Municipal Bonds; together with Aaa group they comprise what are generally known as "high grade bonds"; A - possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A-rated Municipal Bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa - considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

      Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Baa to indicate ranking within a general rating category; 1 being the highest and 3 the lowest.

      NOTES. Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction recognizes the differences between short-term credit risk and long-term risk. Symbols used will be as follows: MIG 1/VMIG 1 -best quality, enjoying strong protection for established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both; MIG 2/VMIG 2 high quality, with margins of protection ample although not so large as in the preceding group; MIG 3/VMIG 3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

      COMMERCIAL PAPER. PRIME-1 ("P-1") - judged to be the best quality. Their short-term debt obligations carry the smallest degree of investment risk; PRIME-2 - indicates a strong capacity for repayment, but to a lesser degree than 1.

S&P

      BONDS. AAA - has the highest rating assigned by S&P, extremely strong capacity to pay principal and interest; AA - has very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree; A - has a strong capacity to pay principal and interest, although somewhat more susceptible to adverse changes in circumstances and economic conditions; BBB - exhibits adequate protection parameters but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category. Ratings may be modified by the addition of a plus or minus sing to show relative standing within the major rating categories, except in the AAA category.


      NOTES SP-1 + -- very strong capacity to pay principal and interest, SP-1 - strong capacity to pay principal and interest; SP-2 - satisfactory capacity to pay principal and interest.

      COMMERCIAL PAPER. A-1 + -- indicates an overwhelming degree of safety regarding timely payment; A-1 - indicates a very strong degree of safety regarding timely payment; A-2 - indicates a strong capacity for timely payment but with a relative degree of safety not as overwhelming as for issues designated A-1.

FITCH

      COMMERCIAL PAPER. Fitch Investors Services, L.P. employs the rating F-1+ to indicate issues regarding as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

DUFF & PHELPS

      COMMERCIAL PAPER. Duff & Phelps employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment; short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.


      Various of the nationally recognized statistical rating organizations utilize rankings within rating categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such rankings within categories as graduations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.

                         THE DREYFUS/LAUREL FUNDS, INC.
                       (formerly, The Laurel Funds, Inc.)

                                     PART C
                                OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          ---------------------------------

      (a)   FINANCIAL STATEMENTS:
            --------------------

            The financial statements called for by this Item are included in Part B of this Registration Statement.

      (b)   EXHIBITS:
            --------

      1(a) Articles of Incorporation dated July 31, 1987. Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant's Registration Statement on Form N-1A
                 ("Post-Effective Amendment No. 41") filed on December 29, 1995.

      1(b) Articles Supplementary dated October 15, 1993 increasing authorized capital stock. Incorporated by reference to Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 39") filed on September 22, 1995.

      1(c) Articles of Amendment dated March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 41.

      1(d) Articles Supplementary dated March 31, 1994 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(e) Articles Supplementary dated May 24, 1994 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

      1(f) Articles of Amendment dated October 17, 1994. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A
                 ("Post-Effective Amendment No. 31") filed on December 13, 1994.

      1(g) Articles Supplementary dated December 19, 1994 designating classes. Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A ("Post-Effective Amendment No. 32") filed on December 19, 1994.

      1(h) Articles of Amendment dated June 9, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

      1(i) Articles of Amendment dated August 30, 1995. Incorporated by reference to Post-Effective Amendment No. 39.

      1(j) Articles Supplementary dated August 31, 1995 reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 39.

      1(k) Articles of Amendment dated October 31, 1995 designating and classifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(l) Articles of Amendment dated November 22, 1995 designating and reclassifying shares. Incorporated by reference to Post-Effective Amendment No. 41.

      1(m) Articles of Amendment dated July 15, 1996. Incorporated by reference to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A
                 ("Post-Effective Amendment No. 53") filed on August 20, 1997.

      1(n) Articles of Amendment dated February 27, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

      1(o) Articles of Amendment dated August 13, 1997. Incorporated by reference to Post-Effective Amendment No. 53.

      1(p)       Articles of Amendment dated October 30, 1997. Filed herewith.

      2          Bylaws. Incorporated by reference to Post-Effective Amendment
                 No. 53.

      3          Not Applicable.

      4 Specimen security. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A.

      5(a) Form of Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 41.

      5(b) Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant. Filed herewith.

      5(c) Assignment and Assumption Agreement among Mellon Bank, N.A., The Dreyfus Corporation and the Registrant (relating to Investment Management Agreement). Incorporated by reference to Post-Effective Amendment No. 31.

      5(d) Form of Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co. Filed herewith.

      6(a) Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant. Incorporated by reference to Post-Effective Amendment No. 31.

      6(b) Amended Exhibit A to Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant. Filed herewith.

      7          Not Applicable.

      8(a) Form of Custody Agreement between the Registrant and Mellon Bank, N.A. Incorporated by reference to Post-Effective Amendment No. 41.

      8(b) Sub-Custodian Agreement between Mellon Bank, N.A. and Boston Safe Deposit and Trust Company. To be filed by amendment.

      10 Opinion of counsel is incorporated by reference to the Registrant's Registration Statement on Form N-1A -- Registration No. 33-16338 ("Registration Statement") filed on August 6, 1987 and to Post-Effective Amendment No. 32. Opinion and consent of Kirkpatrick & Lockhart LLP filed herewith.

      11         Consent of KPMG Peat Marwick LLP. Filed herewith.

      12         Not Applicable.

      13 Letter of Investment Intent. Incorporated by reference to the Registration Statement.

      14         Not Applicable.

      15(a) Restated Distribution Plan (relating to Investor Shares and Class A Shares). Incorporated by reference to Post-Effective Amendment No. 31.

      15(b) Amended Exhibit A to Restated Distribution Plan (relating to Investor Shares and Class A Shares). Filed herewith.

      15(c) Distribution Plan (relating to Class B Shares and Class C Shares). Filed herewith.

      15(d) Amended Service Plan (relating to Class B Shares, Class C Shares and Class T Shares). Filed herewith.

      15(e)      Distribution Plan (relating to Class T shares). Filed herewith.

      16 Schedule for computation of performance calculation is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A filed on March 1, 1994.

      17         Not applicable.

      18(a) Rule 18f-3 Plans. Incorporated by reference to Post- Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A filed on November 1, 1996.

      18(b) Amended Exhibit I to Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 53.

      18(c) Amended Schedule A to Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 53.

      18(d)      Rule 18f-3 Plan (relating to Dreyfus Premier Tax Managed Growth
                 Fund). Filed herewith.

      25(a) Power of Attorney of Marie E. Connolly dated September 25, 1997. Filed herewith.

      25(b) Powers of Attorney of the Directors dated October 24, 1996. Incorporated by reference to Post-effective Amendment No. 53.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

      Not Applicable.

Item 26.    NUMBER OF HOLDERS OF SECURITIES
            -------------------------------

      Set forth below are the number of recordholders of securities of Dreyfus Premier Tax Managed Growth Fund as of November 3, 1997:

                                     Class T     Class A     Class B     Class C
Title Of Class                       Shares      Shares      Shares      Shares
--------------                       ------      ------      ------      ------

Dreyfus Premier Tax                     1           1          1           1
  Managed Growth Fund

Item 27.    INDEMNIFICATION
            ---------------

(a)   Subject to the exceptions and limitations contained in Section (b) below:

            (i) every person who is, or has been a Director or officer of the Registrant (hereinafter referred to as "Covered Person") shall be indemnified by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Funds; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                  (A)   by the court or other body approving the settlement;

                  (B) by at least a majority of those  Directors who are neither interested persons of the Registrant nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                  (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Directors, or by independent counsel.

(c) The Registrant may purchase and maintain insurance on behalf of any Covered Person against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability. The Registrant may not acquire or obtain a contract for insurance that protects or purports to protect any Covered Person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) above may be paid by the appropriate Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Series if it is ultimately determined that he is not entitled to indemnification hereunder; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against losses arising out of any such advance payments or (iii) either a majority of the Directors who are neither interested persons of the funds nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification hereunder.

Item 28.  BUSINESS AND OTHER CONNECTION OF INVESTMENT ADVISER
          ---------------------------------------------------

      Investment Adviser -- The Dreyfus Corporation

      The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

                  OFFICERS AND DIRECTORS OF INVESTMENT ADVISER
                  --------------------------------------------

Name and Position
With Dreyfus                  Other Businesses
-----------------             ----------------

MANDELL L. BERMAN             Real estate consultant and private investor
Director                            29100 Northwestern Highway, Suite 370
                                    Southfield, Michigan 48034;
                              Past Chairman of the Board of Trustees:
                                    Skillman Foundation;
                              Member of The Board of Vintners Intl.

BURTON C. BORGELT             Chairman Emeritus of the Board and
Director                      Past Chairman, Chief Executive Officer and
                              Director:
                                    Dentsply International, Inc.
                                    570 West College Avenue
                                    York, Pennsylvania 17405

                              Director:
                                    DeVlieg-Bullard, Inc.
                                    1 Gorham Island
                                    Westport, Connecticut 06880
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***

FRANK V. CAHOUET              Chairman of the Board, President and
Director                      Chief Executive Officer:
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***
                              Director:
                                    Avery Dennison Corporation
                                    150 North Orange Grove Boulevard
                                    Pasadena, California 91103;
                                    Saint-Gobain Corporation
                                    750 East Swedesford Road
                                    Valley Forge, Pennsylvania 19482;
                                    Teledyne, Inc.
                                    1901 Avenue of the Stars
                                    Los Angeles, California 90067

W. KEITH SMITH                Chairman and Chief Executive Officer:
Chairman of the Board               The Boston Company****;
                              Vice Chairman of the Board:
                                    Mellon Bank Corporation***;
                                    Mellon Bank, N.A.***;
                              Director:
                                    Dentsply International, Inc.
                                    570 West College Avenue
                                    York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                    Mellon Bank Corporation***;
Executive Officer,                  The Boston Company****;
Chief Operating               Deputy Director:
Officer and a                       Mellon Trust***;
Director                      Chief Executive Officer:
                                    The Boston Company Asset Management,
                                    Inc.****;
                                   President:
                                    Boston Safe Deposit and Trust Company****

STEPHEN E. CANTER             Director:
Vice Chairman and                   The Dreyfus Trust Company++;
Chief Investment Officer,     Formerly, Chairman and Chief Executive Officer:
and a Director                      Kleinwort Benson Investment Management
                                    Americas Inc.*

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman-Distribution    Executive Officer:
and a Director                      The Boston Company Advisors, Inc.
                                    53 State Street
                                    Exchange Place
                                    Boston, Massachusetts 02109
                              Executive Vice President and Director:
                                    Dreyfus Service Organization, Inc.**;
                              Director:
                                    Dreyfus America Fund
                                    The Dreyfus Consumer Credit Corporation*;
                                    The Dreyfus Trust Company++;
                                    Dreyfus Service Corporation*;
                                    World Balanced Fund****;
                              President:
                                    The Boston Company****;
                                    Laurel Capital Advisors***;
                                    Boston Group Holdings, Inc.;
                              Executive Vice President:
                                    Mellon Bank, N.A.***;
                                    Boston Safe Deposit and Trust
                                    Company****;

WILLIAM T. SANDALLS, JR.      Director:
Senior Vice President and           Dreyfus Partnership Management, Inc.*;
Chief Financial Officer             Seven Six Seven Agency, Inc.*;
                             President and Director:
                             Lion Management, Inc.*;
                              Executive Vice President and Director:
                                    Dreyfus Service Organization, Inc.*;
                              Vice President, Chief Financial Officer and
                              Director:
                                    Dreyfus America Fund;
                                    World Balanced Fund****;
                              Vice President and Director:
                                    The Dreyfus Consumer Credit Corporation*;
                                    The Truepenny Corporation*;
                              Treasurer, Financial Officer and Director:
                                    The Dreyfus Trust Company++;
                             Treasurer and Director:
                           Dreyfus Management, Inc.*;
                          Dreyfus Service Corporation*;
                              Formerly, President and Director:
                                    Sandalls & Co., Inc.

MARK N. JACOBS                Secretary:
Vice President,                     The Dreyfus Consumer Credit Corporation*;
General Counsel                     Dreyfus Management, Inc.*;
and Secretary                 Assistant Secretary:
                                    Dreyfus Service Organization, Inc.**;
                                    Major Trading Corporation*;
                                    The Truepenny Corporation*;

PATRICE M. KOZLOWSKI          None
Vice President-
Corporate Communications

MARY BETH LEIBIG              None
Vice President-
Human Resources

JEFFREY N. NACHMAN            President and Director:
Vice President-Mutual Fund          Dreyfus Transfer, Inc.
Accounting                          One American Express Plaza
                                    Providence, Rhode Island 02903

ANDREW S. WASSER              Vice President:
Vice President-Information          Mellon Bank Corporation***
Services

WILLIAM V. HEALEY             President:
Assistant Secretary                 The Truepenny Corporation*;
                              Vice President and Director:
                                    The Dreyfus Consumer Credit Corporation*;
                             Secretary and Director:
                                    Dreyfus Partnership Management Inc.*;
                              Director:
                                    The Dreyfus Trust Company**;
                              Assistant Secretary:
                                    Dreyfus Service Corporation*;
                                    Dreyfus Investment Advisors, Inc.;
                                    53 State Street
                                    Exchange Place
                                    Boston, MA  02109
                                 Assistant Clerk
                                    Dreyfus Insurance Agency of
                                    Massachusetts, Inc.
                                    111 State Street
                                    Boston, Massachusetts 02109.





--------------------------------------

* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
*** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
**** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++        The address of the business so indicated is 69, Route `d`Esch, L-
          1470 Luxembourg.
++++ The address of the business so indicated is 69, Route `d` Esch, L-2953 Luxembourg.

Item 29.    PRINCIPAL UNDERWRITERS
            ----------------------

      (a)  Other   investment   companies  for  which   Registrant's   principal
underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                  1)     Comstock Partners Funds, Inc.
                  2)     Dreyfus A Bonds Plus, Inc.
                  3)     Dreyfus Appreciation Fund, Inc.
                  4)     Dreyfus Asset Allocation Fund, Inc.
                  5)     Dreyfus Balanced Fund, Inc.
                  6)     Dreyfus BASIC GNMA Fund
                  7)     Dreyfus BASIC Money Market Fund, Inc.
                  8)     Dreyfus BASIC Municipal Fund, Inc.
                  9)     Dreyfus BASIC U.S. Government Money Market Fund
                  10)    Dreyfus California Intermediate Municipal Bond Fund
                  11)    Dreyfus California Tax Exempt Bond Fund, Inc.
                  12)    Dreyfus California Tax Exempt Money Market Fund
                  13)    Dreyfus Cash Management
                  14)    Dreyfus Cash Management Plus, Inc.
                  15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
                  16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
                  17)    Dreyfus Florida Intermediate Municipal Bond Fund
                  18)    Dreyfus Florida Municipal Money Market Fund
                  19)    The Dreyfus Fund Incorporated
                  20)    Dreyfus Global Bond Fund, Inc.
                  21)    Dreyfus Global Growth Fund
                  22)    Dreyfus GNMA Fund, Inc.
                  23)    Dreyfus Government Cash Management
                  24)    Dreyfus Growth and Income Fund, Inc.
                  25)    Dreyfus Growth and Value Funds, Inc.
                  26)    Dreyfus Growth Opportunity Fund, Inc.
                  27)    Dreyfus Income Funds
                  28)    Dreyfus Institutional Money Market Fund
                  29)    Dreyfus Institutional Short Term Treasury Fund
                  30)    Dreyfus Insured Municipal Bond Fund, Inc.
                  31)    Dreyfus Intermediate Municipal Bond Fund, Inc.
                  32)    Dreyfus International Funds, Inc.
                  33)    Dreyfus Investment Grade Bond Funds, Inc.
                  34)    The Dreyfus/Laurel Funds Trust
                  35)    The Dreyfus/Laurel Tax-Free Municipal Funds
                  36)    Dreyfus LifeTime Portfolios, Inc.
                  37)    Dreyfus Liquid Assets, Inc.
                  38)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
                  39)    Dreyfus Massachusetts Municipal Money Market Fund
                  40)    Dreyfus Massachusetts Tax Exempt Bond Fund
                  41)    Dreyfus MidCap Index Fund
                  42)    Dreyfus Money Market Instruments, Inc.
                  43)    Dreyfus Municipal Bond Fund, Inc.
                  44)    Dreyfus Municipal Cash Management Plus
                  45)    Dreyfus Municipal Money Market Fund, Inc.
                  46)    Dreyfus New Jersey Intermediate Municipal Bond Fund
                  47)    Dreyfus New Jersey Municipal Bond Fund, Inc.
                  48)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
                  49)    Dreyfus New Leaders Fund, Inc.
                  50)    Dreyfus New York Insured Tax Exempt Bond Fund

                  51)    Dreyfus New York Municipal Cash Management
                  52)    Dreyfus New York Tax Exempt Bond Fund, Inc.
                  53)    Dreyfus New York Tax Exempt Intermediate Bond Fund
                  54)    Dreyfus New York Tax Exempt Money Market Fund
                  55)    Dreyfus 100% U.S. Treasury Intermediate Term Fund
                  56)    Dreyfus 100% U.S. Treasury Long Term Fund
                  57)    Dreyfus 100% U.S. Treasury Money Market Fund
                  58)    Dreyfus 100% U.S. Treasury Short Term Fund
                  59)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
                  60)    Dreyfus Pennsylvania Municipal Money Market Fund
                  61)    Dreyfus S&P 500 Index Fund
                  62)    Dreyfus Short-Intermediate Government Fund
                  63)    Dreyfus Short-Intermediate Municipal Bond Fund
                  64)    The Dreyfus Socially Responsible Growth Fund, Inc.
                  65)    Dreyfus Stock Index Fund, Inc.
                  66)    Dreyfus Tax Exempt Cash Management
                  67)    The Dreyfus Third Century Fund, Inc.
                  68)    Dreyfus Treasury Cash Management
                  69)    Dreyfus Treasury Prime Cash Management
                  70)    Dreyfus Variable Investment Fund
                  71)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
                  72)    General California Municipal Bond Fund, Inc.
                  73)    General California Municipal Money Market Fund
                  74)    General Government Securities Money Market Fund, Inc.
                  75)    General Money Market Fund, Inc.
                  76)    General Municipal Bond Fund, Inc.
                  77)    General Municipal Money Market Fund, Inc.
                  78)    General New York Municipal Bond Fund, Inc.
                  79)    General New York Municipal Money Market Fund
                  80)    Dreyfus Premier Insured Municipal Bond Fund
                  81)    Dreyfus Premier California Municipal Bond Fund
                  82)    Dreyfus Premier Equity Funds, Inc.
                  83)    Dreyfus Premier Global Investing, Inc.
                  84)    Dreyfus Premier GNMA Fund
                  85)    Dreyfus Premier Growth Fund, Inc.
                  86)    Dreyfus Premier Municipal Bond Fund
                  87)    Dreyfus Premier New York Municipal Bond Fund
                  88)    Dreyfus Premier State Municipal Bond Fund
                  89)    Dreyfus Premier Worldwide Growth Fund, Inc.
                  90)    Dreyfus Premier Value Fund


                                                            Positions and
Name and principal            Positions and offices with    offices with
Business Address              The Distributor               Registrant
----------------              ---------------               ----------

Marie E. Connolly+            Director, President, Chief    President and
                              Executive Office and          Treasurer
                              Compliance Officer

Joseph F. Tower, III+         Senior Vice President,        Vice President
                              Treasurer and Chief           and Assistant
                              Financial Officer             Treasurer

John E. Pelletier+            Senior Vice President,        Vice President
                              General Counsel, Secretary    and Secretary
                              and Clerk

Richard W. Ingram+            Executive Vice President      Vice President
                                                            and Secretary

Roy M. Moura+                 First Vice President          None

Elizabeth A. Keeley++         Vice President                Vice President
                                                            and Assistant
                                                            Secretary

Dale F. Lampe+                Vice President                None

Mary A. Nelson+               Vice President                Vice President
                                                            and Assistant
                                                            Treasurer

Paul Prescott+                Vice President                None

Jean M. O'Leary+              Assistant Secretary and       None
                                 Assistant Clerk

John W. Gomez+                Director                      None

William J. Nutt+              Director                      None


--------------------
+ Principal business address is One Exchange Place, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------

            1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            2.    Mellon Bank, N.A.
                  One Mellon Bank Center
                  Pittsburgh, Pennsylvania  15258

            3.    Dreyfus Transfer, Inc.
                  P.O. Box 9671
                  Providence, Rhode Island 02940-9671

            4.    The Dreyfus Corporation
                  200 Park Avenue
                  New York, New York  10166

Item 31.    MANAGEMENT SERVICES
            -------------------

            Not Applicable

Item 32.    UNDERTAKINGS
            ------------

   (1) To call a meeting of shareholders for the purpose of voting upon the question of removal of a Board member or Board members when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

   (2) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request and without charge.

   (3) To file a post-effective amendment using financial statements, which need not be certified, within six months from the effective date of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES
                                  ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 3rd day of November, 1997.

                         THE DREYFUS/LAUREL FUNDS, INC.

                  BY:   /s/ Marie E. Connolly*
                        --------------------------------------
                          Marie E. Connolly, President


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

      Signatures                    Title                         Date
      ----------                    -----                         ----


/s/Marie E. Connolly*               President, Treasurer          11/3/97
------------------------
Marie E. Connolly

/s/Francis P. Brennan*              Director,                     11/3/97
________________________            Chairman of the Board
Francis P. Brennan

/s/Ruth Marie Adams*                Director                      11/3/97
------------------------
Ruth Marie Adams

/s/Joseph S. DiMartino*             Director                      11/3/97
------------------------
Joseph S. DiMartino

/s/James M. Fitzgibbons*            Director                      11/3/97
------------------------
James M. Fitzgibbons

/s/Kenneth A. Himmel*               Director                      11/3/97
------------------------
Kenneth A. Himmel

/s/Stephen J. Lockwood*             Director                      11/3/97
------------------------
Stephen J. Lockwood

/s/Roslyn M. Watson*                Director                      11/3/97
------------------------
Roslyn M. Watson

/s/J. Tomlinson Fort*               Director                      11/3/97
------------------------
J. Tomlinson Fort

/s/Arthur L. Goeschel*              Director                      11/3/97
------------------------
Arthur L. Goeschel

/s/Arch S. Jeffery*                 Director                      11/3/97
------------------------
Arch S. Jeffery

/s/John Sciullo*                    Director                      11/3/97
------------------------
John Sciullo



*By:  /s/ Elizabeth Keeley
      ------------------------
      Attorney-in-Fact

                                INDEX OF EXHIBITS



EXHIBIT                  DESCRIPTION

1(p)                     Articles of Amendment dated October 30, 1997

5(b) Amended Exhibit A to Investment Management Agreement between Mellon Bank, N.A. and the Registrant

5(d) Form of Sub-Investment Advisory Agreement between The Dreyfus Corporation and Fayez Sarofim & Co.

6(b) Amended Exhibit A to Distribution Agreement between Premier Mutual Fund Services, Inc. and the Registrant

10                       Opinion and consent of Kirkpatrick & Lockhart LLP

11                       Consent of KPMG Peat Marwick LLP

15(b) Amended Exhibit A to Restated Distribution Plan (relating to Investor Shares and Class A Shares)

15(c)                    Distribution Plan (relating to Class B Shares and
                         Class C Shares)

15(d) Amended Service Plan (relating to Class B Shares, Class C Shares and Class T Shares)

15(e)                    Distribution Plan (relating to Class T Shares)

18(d)                    Rule 18f-3 Plan (relating to Dreyfus Premier Tax
                         Managed Growth Fund)

25(a)                    Power of Attorney of  Marie E. Connolly dated
                         September 25, 1997